UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2019 to April 30, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratio	Expenses Paid During Period 11/1/19 to 4/30/20*

Actual Fund return†
Class A	$1,000.00	$1,018.70	0.69%	$3.46
Class C	1,000.00	1,013.80	1.44%	7.21
Class R	1,000.00	1,016.30	0.94%	4.71
Institutional Class	1,000.00	1,018.80	0.44%	2.21
Class R6	1,000.00	1,019.30	0.36%	1.81

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.43	0.69%	$3.47
Class C	1,000.00	1,017.70	1.44%	7.22
Class R	1,000.00	1,020.19	0.94%	4.72
Institutional Class	1,000.00	1,022.68	0.44%	2.21
Class R6	1,000.00	1,023.07	0.36%	1.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	1.43%
Agency Commercial Mortgage-Backed Securities	1.01%
Agency Mortgage-Backed Securities	19.13%
Collateralized Debt Obligations	2.04%
Corporate Bonds	44.19%
Banking	8.24%
Basic Industry	3.51%
Brokerage	0.35%
Capital Goods	3.14%
Communications	6.36%
Consumer Cyclical	1.66%
Consumer Non-Cyclical	4.63%
Electric	5.68%
Energy	4.98%
Finance Companies	0.54%
Insurance	0.98%
Real Estate	0.78%
Technology	2.07%
Transportation	1.04%
Utilities	0.23%
Loan Agreements	3.67%
Municipal Bonds	0.14%
Non-Agency Asset-Backed Securities	2.86%
Non-Agency Collateralized Mortgage Obligations	1.88%
Non-Agency Commercial Mortgage-Backed Securities	8.00%
Sovereign Bonds	1.88%
Supranational Banks	0.12%
US Treasury Obligations	11.24%
Common Stock	0.00%
Preferred Stock	0.10%
Short-Term Investments	2.08%
Securities Lending Collateral	0.78%
Total Value of Securities	100.55%
Obligation to Return Securities Lending Collateral	(0.78%)
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	54	$55
Series 2002-W11 AV1 1.209% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 ●	2,404	2,354

Total Agency Asset-Backed Securities (cost $2,445)		2,409

Agency Collateralized Mortgage Obligations – 1.43%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.337% (LIBOR01M + 2.85%) 11/25/29 ●	1,615,000	1,479,636
Series 2018-C02 2M2 2.687% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	2,290,827	2,003,058
Series 2018-C03 1M2 2.637% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 ●	3,025,000	2,713,770
Series 2018-C05 1M2 2.837% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 ●	2,280,000	2,035,234
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	6,052	6,654
Series 2002-T19 A1 6.50% 7/25/42	59,699	72,024
Series 2004-T1 1A2 6.50% 1/25/44	18,272	21,522
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 ●	15,058	17,323
Series 2003-W1 2A 5.789% 12/25/42 ●	8,649	9,655
Series 2004-W11 1A2 6.50% 5/25/44	160,692	190,055
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	181,683	182,111
Series 2013-71 ZA 3.50% 7/25/43	11,428	12,284
Series 2015-31 ZD 3.00% 5/25/45	748,081	801,212
Series 2015-34 OK 0.903% 3/25/44 Ω^	2,280,667	2,210,403
Series 2016-61 ML 3.00% 9/25/46	247,000	271,670
Series 2016-80 JZ 3.00% 11/25/46	5,553	5,792
Series 2016-101 ZP 3.50% 1/25/47	3,371	3,890
Series 2017-40 GZ 3.50% 5/25/47	1,842,387	2,036,108
Series 2017-67 BZ 3.00% 9/25/47	1,083	1,179
Series 2017-77 HZ 3.50% 10/25/47	2,310,460	2,423,597
Series 2017-94 CZ 3.50% 11/25/47	1,438,338	1,511,456
Freddie Mac REMICs
Series 4197 LZ 4.00% 4/15/43	3,968	4,419
Series 4487 ZC 3.50% 6/15/45	87,618	100,876
Series 4629 KB 3.00% 11/15/46	40,000	43,725
Series 4676 KZ 2.50% 7/15/45	1,687,024	1,759,346

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.337% (LIBOR01M + 2.85%) 4/25/28 ●	557,064	$546,788
Series 2016-DNA4 M2 1.787% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 ●	220,496	217,629
Series 2017-DNA1 M2 3.737% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	4,500,000	4,288,158
Series 2017-DNA3 M2 2.987% (LIBOR01M + 2.50%) 3/25/30 ●	1,420,000	1,335,337
Series 2017-HQA2 M2AS 1.537% (LIBOR01M + 1.05%) 12/25/29 ●	4,000,000	3,673,296
Series 2018-HQA1 M2 2.787% (LIBOR01M + 2.30%) 9/25/30 ●	3,258,768	2,865,945
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.537% (LIBOR01M + 2.05%) 11/25/49 #●	3,000,000	2,281,992
Series 2020-DNA2 M1 144A 1.237% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #●	600,000	571,281
Series 2020-DNA2 M2 144A 2.337% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #●	1,500,000	1,110,711
Series 2020-HQA2 M2 144A 3.587% (LIBOR01M + 3.10%) 3/25/50 #●	4,000,000	2,796,537
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	15,373	18,741
Series T-58 2A 6.50% 9/25/43 ◆	290,983	336,790
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	936,889
Series 2013-182 CZ 2.50% 12/20/43	1,678,564	1,732,940
Series 2016-49 PZ 3.00% 11/16/45	355,108	387,219
Series 2016-74 PL 3.00% 5/20/46	1,248,000	1,355,545
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,249,650
Series 2017-36 ZC 3.00% 3/20/47	188,656	206,194
Series 2017-52 LE 3.00% 1/16/47	19,000	21,399
Series 2017-56 JZ 3.00% 4/20/47	68,925	74,877
Series 2017-107 QZ 3.00% 8/20/45	1,069,866	1,148,406
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,314,899
Series 2018-34 TY 3.50% 3/20/48	827,000	901,036

Total Agency Collateralized Mortgage Obligations (cost $51,341,330)		49,289,258

Agency Commercial Mortgage-Backed Securities – 1.01%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 ◆	3,000,000	3,267,409
Series X3FX A2FX 3.00% 6/25/27 ◆	4,515,000	4,947,954

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.465% 9/25/43 #●	4,520,000	$4,520,574
Series 2011-K15 B 144A 5.129% 8/25/44 #●	485,000	489,300
Series 2012-K22 B 144A 3.812% 8/25/45 #●	4,410,000	4,512,806
Series 2013-K25 C 144A 3.744% 11/25/45 #●	2,800,000	2,743,886
Series 2014-K37 B 144A 4.715% 1/25/47 #●	4,550,000	4,819,583
Series 2014-K717 B 144A 3.754% 11/25/47 #●	1,925,000	1,936,373
Series 2014-K717 C 144A 3.754% 11/25/47 #●	650,000	649,736
Series 2015-K44 B 144A 3.807% 1/25/48 #●	1,000,000	1,035,105
Series 2015-K721 C 144A 3.681% 11/25/47 #●	2,225,000	2,182,658
Series 2016-K53 B 144A 4.157% 3/25/49 #●	1,465,000	1,549,329
Series 2016-K722 B 144A 3.975% 7/25/49 #●	2,175,000	2,202,641

Total Agency Commercial Mortgage-Backed Securities (cost $34,143,499)		34,857,354

Agency Mortgage-Backed Securities – 19.13%
Fannie Mae S.F. 30 yr
3.00% 4/1/48	4,116,338	4,347,878
3.00% 11/1/48	13,315,831	14,077,132
3.00% 10/1/49	24,612,087	25,996,489
3.00% 11/1/49	15,680,166	16,562,158
3.00% 12/1/49	22,637,869	24,080,437
3.00% 1/1/50	15,406,342	16,272,932
3.00% 3/1/50	5,493,770	5,815,874
3.50% 12/1/47	4,154,101	4,413,271
3.50% 1/1/48	3,186,140	3,386,387
3.50% 2/1/48	10,093,388	10,915,637
3.50% 7/1/48	30,316,622	32,122,532
3.50% 11/1/48	11,281,408	11,968,243
3.50% 6/1/49	43,616,692	46,038,169
3.50% 11/1/49	8,278,440	8,741,918
3.50% 1/1/50	22,965,565	24,261,070
3.50% 2/1/50	9,879,440	10,436,418
3.50% 3/1/50	8,622,809	9,278,266
4.00% 4/1/47	3,264,236	3,606,766
4.00% 4/1/48	25,396,655	27,246,558
4.00% 9/1/48	2,742,730	2,966,325
4.00% 10/1/48	14,033,394	15,525,698
4.00% 4/1/49	28,095,679	29,924,910
4.50% 2/1/41	3,590,091	3,989,357
4.50% 4/1/44	363,668	410,823
4.50% 2/1/46	42,359	47,027
4.50% 5/1/46	1,620,831	1,794,121
4.50% 4/1/48	2,692,204	2,986,845

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 12/1/48	2,663,423	$2,871,858
4.50% 1/1/49	24,753,177	27,252,551
4.50% 11/1/49	9,719,653	10,472,326
4.50% 1/1/50	6,761,876	7,364,369
5.00% 7/1/49	23,803,012	26,126,467
5.50% 5/1/44	35,112,755	40,125,082
6.00% 6/1/41	6,797,878	7,845,944
6.00% 7/1/41	18,987,909	21,913,485
6.00% 1/1/42	5,559,852	6,415,521
Freddie Mac S.F. 30 yr
3.00% 12/1/48	40,054,715	42,436,529
3.00% 11/1/49	12,775,272	13,493,867
3.00% 12/1/49	5,188,568	5,484,680
3.00% 1/1/50	4,910,057	5,216,948
3.50% 11/1/48	11,973,048	13,027,030
3.50% 10/1/49	11,533,032	12,178,719
4.00% 7/1/47	1,623,292	1,739,097
4.00% 10/1/47	14,530,775	15,556,010
4.50% 4/1/49	6,919,770	7,588,109
4.50% 8/1/49	11,584,095	12,839,821
5.50% 6/1/41	5,638,539	6,445,660
5.50% 9/1/41	11,091,712	12,671,884
GNMA I S.F. 30 yr 3.00% 3/15/50	4,360,557	4,675,506
GNMA II S.F. 30 yr
5.50% 5/20/37	577,929	657,587
6.50% 6/20/39	3,123	3,640

Total Agency Mortgage-Backed Securities (cost $639,195,783)		661,615,931

Collateralized Debt Obligations – 2.04%
AMMC CLO 22 Series 2018-22A A 144A 2.021% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #●	4,400,000	4,184,453
Apex Credit CLO Series 2018-1A A2 144A 2.021% (LIBOR03M + 1.03%) 4/25/31 #●	11,200,000	10,448,547
Atlas Senior Loan Fund X Series 2018-10A A 144A 2.309% (LIBOR03M + 1.09%) 1/15/31 #●	5,856,457	5,590,861
Black Diamond CLO Series 2017-2A A2 144A 3.892% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #●	2,800,000	2,700,415

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Catamaran CLO Series 2014-1A A1BR 144A 2.488% (LIBOR03M + 1.39%) 4/22/30 #●	5,000,000	$4,756,500
CFIP CLO Series 2017-1A A 144A 2.355% (LIBOR03M + 1.22%) 1/18/30 #●	6,000,000	5,795,868
Man GLG US CLO Series 2018-1A A1R 144A 2.275% (LIBOR03M + 1.14%) 4/22/30 #●	14,000,000	13,220,452
Mariner CLO 5 Series 2018-5A A 144A 2.101% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	8,000,000	7,771,856
Midocean Credit CLO IX Series 2018-9A A1 144A 2.285% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #●	2,000,000	1,885,420
Midocean Credit CLO VIII Series 2018-8A A1 144A 2.845% (LIBOR03M + 1.15%) 2/20/31 #●	5,830,000	5,579,263
Sounds Point CLO IV-R Series 2013-3RA A 144A 2.285% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #●	6,000,000	5,662,554
Steele Creek CLO Series 2017-1A A 144A 2.469% (LIBOR03M + 1.25%) 1/15/30 #●	3,000,000	2,847,447

Total Collateralized Debt Obligations (cost $74,056,132)		70,443,636

Corporate Bonds – 44.19%
Banking – 8.24%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	1,613,000	1,480,815
Banco de Credito del Peru 144A 2.70% 1/11/25 #	1,855,000	1,814,468
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	424,469
Banco General 144A 4.125% 8/7/27 #	1,580,000	1,564,216
Banco Internacional del Peru 144A 3.375% 1/18/23 #	1,869,000	1,882,644
Banco Mercantil del Norte 144A 6.75% #µy	1,095,000	873,317
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero
144A 5.375% 4/17/25 #	890,000	915,587
144A 5.95% 10/1/28 #*µ	1,325,000	1,284,733
Bancolombia
3.00% 1/29/25	1,905,000	1,769,326
4.625% 12/18/29 µ	1,900,000	1,650,625
Bangkok Bank 144A 3.733% 9/25/34 #µ	1,875,000	1,681,233
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #µ	1,630,000	1,514,270

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.496% 2/13/31 µ	11,855,000	$12,025,430
2.592% 4/29/31 µ	2,410,000	2,472,443
3.458% 3/15/25 µ	12,320,000	13,029,241
4.083% 3/20/51 µ	2,930,000	3,528,236
Bank of China 144A 5.00% 11/13/24 #*	1,640,000	1,789,536
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,772,100
Bank of Montreal 1.85% 5/1/25	6,915,000	6,940,362
BBVA Bancomer
144A 5.125% 1/18/33 #µ	1,646,000	1,434,160
144A 6.75% 9/30/22 #	445,000	463,668
BBVA USA
2.875% 6/29/22	5,190,000	5,221,719
3.875% 4/10/25	5,755,000	5,831,207
Credit Suisse Group
144A 2.593% 9/11/25 #µ	7,755,000	7,744,927
144A 4.194% 4/1/31 #µ	4,470,000	4,870,996
144A 6.25% #µy	14,850,000	15,294,193
144A 7.25% #µy	4,240,000	4,232,347
DBS Group Holdings 144A 4.52% 12/11/28 #*µ	1,800,000	1,898,298
Emirates NBD Bank PJSC 3.25% 11/14/22	1,500,000	1,531,125
Fifth Third Bancorp
3.65% 1/25/24	1,440,000	1,524,866
3.95% 3/14/28	6,825,000	7,755,648
Fifth Third Bank 3.85% 3/15/26	2,435,000	2,620,475
Goldman Sachs Group
2.60% 2/7/30	2,710,000	2,682,641
3.50% 4/1/25	3,910,000	4,166,138
6.00% 6/15/20	10,020,000	10,073,618
ICICI Bank 144A 4.00% 3/18/26 #	1,850,000	1,776,017
Itau Unibanco Holding 144A 3.25% 1/24/25 #	2,080,000	2,025,400
JPMorgan Chase & Co.
2.522% 4/22/31 µ	3,790,000	3,877,177
3.109% 4/22/41 µ	1,930,000	2,004,900
3.109% 4/22/51 µ	2,680,000	2,777,230
3.702% 5/6/30 µ	165,000	182,117
4.023% 12/5/24 µ	13,375,000	14,471,611
4.60% µy	3,435,000	3,085,489
5.00% µy	7,325,000	6,817,341
Kookmin Bank 144A 2.875% 3/25/23 #*	1,905,000	1,972,113
Morgan Stanley
2.188% 4/28/26 µ	5,200,000	5,262,782

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.954% (LIBOR03M + 1.22%) 5/8/24 •	5,850,000	$5,785,299
3.622% 4/1/31 µ	2,510,000	2,764,865
5.00% 11/24/25	9,030,000	10,210,975
Northern Trust 1.95% 5/1/30	4,655,000	4,644,540
PNC Bank 4.05% 7/26/28	6,875,000	7,736,981
PNC Financial Services Group 2.60% 7/23/26	8,325,000	8,699,005
Popular 6.125% 9/14/23	1,195,000	1,158,911
QNB Finance 3.50% 3/28/24	1,470,000	1,527,536
Royal Bank of Scotland Group 8.625% µy	10,650,000	10,910,393
Shinhan Financial Group 144A 3.34% 2/5/30 #µ	1,445,000	1,461,070
Truist Bank
2.25% 3/11/30	5,775,000	5,618,482
2.636% 9/17/29 µ	14,959,000	14,429,625
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #	945,000	932,999
144A 5.875% 3/16/23 #	928,000	915,384
UBS Group
144A 4.125% 9/24/25 #	8,480,000	9,334,670
6.875% µy	6,345,000	6,392,429
7.125% µy	1,405,000	1,422,211
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	9,167,000	7,441,266
Wells Fargo & Co. 3.068% 4/30/41 µ	1,865,000	1,843,150
Woori Bank 144A 4.75% 4/30/24 #*	1,525,000	1,613,458

		284,854,503

Basic Industry – 3.51%
Air Products and Chemicals
1.50% 10/15/25	645,000	650,837
1.85% 5/15/27	820,000	830,548
2.05% 5/15/30	1,340,000	1,365,583
2.80% 5/15/50	1,080,000	1,100,112
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	12,410,000	12,555,755
Bioceanico Sovereign Certificate 144A 2.971% 6/5/34 #^	1,420,000	913,060
Chemours 7.00% 5/15/25 *	4,415,000	4,171,733
CK Hutchison International 17 144A 2.875% 4/5/22 #	1,000,000	1,018,261
Corp Nacional del Cobre de Chile 144A 4.25% 7/17/42 #	400,000	388,339
CSN Resources
144A 7.625% 2/13/23 #	1,355,000	1,070,721
144A 7.625% 4/17/26 #	410,000	292,986
Cydsa 144A 6.25% 10/4/27 #	1,165,000	1,048,034
Equate Petrochemical 144A 3.00% 3/3/22 #	1,795,000	1,800,509
First Quantum Minerals 144A 7.50% 4/1/25 #	1,080,000	958,716

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan
4.125% 3/1/28	3,410,000	$3,173,517
4.25% 3/1/30	3,437,000	3,211,017
5.45% 3/15/43	1,710,000	1,584,913
Georgia-Pacific
144A 1.75% 9/30/25 #	2,465,000	2,471,151
144A 2.10% 4/30/27 #	1,965,000	1,964,800
144A 2.30% 4/30/30 #	4,085,000	4,085,899
8.00% 1/15/24	11,171,000	13,602,504
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,735,000	1,838,927
Hudbay Minerals 144A 7.625% 1/15/25 #	685,000	623,145
Inversiones CMPC 144A 3.85% 1/13/30 #	1,130,000	1,095,365
Israel Chemicals 144A 6.375% 5/31/38 #	1,152,000	1,279,777
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	773,000
Klabin Austria 144A 7.00% 4/3/49 #	1,615,000	1,574,625
LYB International Finance III 2.875% 5/1/25	1,890,000	1,911,363
Methanex 5.25% 12/15/29	7,265,000	6,136,352
Metinvest 144A 7.75% 4/23/23 #	300,000	213,645
Minera Mexico 144A 4.50% 1/26/50 #	2,450,000	2,129,295
Newmont
2.25% 10/1/30	5,810,000	5,762,067
2.80% 10/1/29	11,110,000	11,468,974
Novolipetsk Steel Via Steel Funding 144A 4.00% 9/21/24 #	2,035,000	2,113,602
OCP
144A 4.50% 10/22/25 #	1,580,000	1,638,537
144A 6.875% 4/25/44 #	1,515,000	1,814,213
Olin
5.00% 2/1/30	5,065,000	4,446,310
5.625% 8/1/29	1,935,000	1,757,754
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	515,000	489,392
Phosagro OAO Via Phosagro Bond Funding 144A 3.95% 11/3/21 #	690,000	699,867
PolyOne 144A 5.75% 5/15/25 #	1,865,000	1,889,478
Sasol Financing USA
5.875% 3/27/24	8,735,000	5,891,758
6.50% 9/27/28	840,000	554,400
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	1,320,000	1,311,024
Steel Dynamics 5.50% 10/1/24	1,030,000	1,053,946
Syngenta Finance 144A 3.933% 4/23/21 #	2,540,000	2,508,448

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Syngenta Finance 144A 4.441% 4/24/23 #	1,360,000	$1,362,210
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	1,615,000	670,225

		121,266,694

Brokerage – 0.35%
Charles Schwab 5.375% µy	3,580,000	3,723,200
Jefferies Group
4.15% 1/23/30	1,585,000	1,576,657
6.45% 6/8/27	3,815,000	4,288,203
6.50% 1/20/43	2,455,000	2,598,063

		12,186,123

Capital Goods – 3.14%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	790,000	795,625
Ashtead Capital 144A 5.25% 8/1/26 #*	1,540,000	1,547,700
BMC East 144A 5.50% 10/1/24 #	1,200,000	1,148,760
Boise Cascade 144A 5.625% 9/1/24 #	435,000	436,001
Bombardier 144A 6.00% 10/15/22 #	1,175,000	888,594
Caterpillar
2.60% 4/9/30	6,600,000	7,001,928
3.25% 4/9/50	3,200,000	3,489,963
Cemex 144A 5.45% 11/19/29 #*	1,430,000	1,184,255
Covanta Holding 5.875% 7/1/25	1,105,000	1,077,154
EnPro Industries 5.75% 10/15/26	455,000	446,855
General Dynamics
3.25% 4/1/25	4,000,000	4,369,135
4.25% 4/1/40	4,155,000	5,118,465
4.25% 4/1/50	2,415,000	3,128,777
General Electric
3.45% 5/1/27	1,775,000	1,807,668
3.625% 5/1/30	3,620,000	3,638,839
4.35% 5/1/50	6,460,000	6,499,723
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	1,360,000	1,267,928
L3Harris Technologies
2.90% 12/15/29	6,680,000	6,845,430
144A 3.85% 6/15/23 #	2,090,000	2,191,889
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	2,165,000	2,010,094
Otis Worldwide
144A 2.056% 4/5/25 #	2,375,000	2,419,147
144A 2.565% 2/15/30 #	15,665,000	15,796,362
144A 3.112% 2/15/40 #	2,440,000	2,411,345
144A 3.362% 2/15/50 #	1,465,000	1,497,930

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Roper Technologies
2.35% 9/15/24	2,065,000	$2,097,022
2.95% 9/15/29	7,650,000	8,015,000
Standard Industries 144A 5.00% 2/15/27 #	1,880,000	1,895,604
TransDigm 144A 6.25% 3/15/26 #	5,069,000	4,985,108
United Rentals North America 5.50% 5/15/27	2,085,000	2,118,986
Waste Management 3.45% 6/15/29	10,951,000	12,437,231

		108,568,518

Communications – 6.36%
Altice Financing 144A 5.00% 1/15/28 #	1,490,000	1,462,063
Altice France Holding 144A 10.50% 5/15/27 #	4,810,000	5,207,306
AMC Networks 4.75% 8/1/25	961,000	882,727
AT&T
4.35% 3/1/29	2,416,000	2,719,239
4.50% 3/9/48	1,935,000	2,202,391
4.90% 8/15/37	4,475,000	5,185,379
C&W Senior Financing 144A 7.50% 10/15/26 #	897,000	902,400
Charter Communications Operating
2.80% 4/1/31	1,565,000	1,577,489
3.70% 4/1/51	2,785,000	2,718,590
4.464% 7/23/22	8,590,000	9,063,397
4.80% 3/1/50	2,410,000	2,732,688
5.05% 3/30/29	9,240,000	10,858,774
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	4,890,000	4,096,353
Comcast 3.20% 7/15/36	4,820,000	5,225,522
Connect Finco 144A 6.75% 10/1/26 #	5,040,000	4,829,076
Crown Castle International
3.80% 2/15/28	1,465,000	1,616,928
5.25% 1/15/23	4,275,000	4,680,340
CSC Holdings
5.875% 9/15/22	1,516,000	1,585,281
144A 7.75% 7/15/25 #	2,000,000	2,098,160
Digicel Group One 144A 8.25% 12/30/22 #	1,131,000	678,600
Discovery Communications
4.125% 5/15/29	11,890,000	12,546,392
5.20% 9/20/47	7,050,000	8,010,472
Frontier Communications 144A 8.00% 4/1/27 #‡	3,552,000	3,638,491
Gray Television 144A 5.875% 7/15/26 #	1,545,000	1,490,384
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,605,000	2,630,961
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,875,000	1,725,000
Millicom International Cellular 144A 6.25% 3/25/29 #	1,755,000	1,728,061
Netflix 144A 3.625% 6/15/25 #	4,333,000	4,403,411

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Ooredoo International Finance 144A 5.00% 10/19/25 #	1,505,000	$1,673,026
Sable International Finance 144A 5.75% 9/7/27 #	860,000	868,256
Sirius XM Radio 144A 4.625% 7/15/24 #	4,313,000	4,419,962
Sprint Spectrum 144A 4.738% 3/20/25 #	3,190,000	3,380,762
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	1,370,000	1,342,600
Terrier Media Buyer 144A 8.875% 12/15/27 #	3,080,000	2,560,250
Time Warner Cable 7.30% 7/1/38	9,865,000	13,050,352
Time Warner Entertainment 8.375% 3/15/23	5,470,000	6,335,175
T-Mobile USA
144A 3.50% 4/15/25 #	2,400,000	2,531,400
144A 3.875% 4/15/30 #	8,105,000	8,906,179
144A 4.375% 4/15/40 #	1,790,000	2,030,862
144A 4.50% 4/15/50 #	3,195,000	3,738,629
6.50% 1/15/26	1,875,000	1,986,844
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,750,000	1,750,963
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,925,000	1,813,735
VEON Holdings 144A 4.00% 4/9/25 #	1,857,000	1,925,839
Verizon Communications
3.15% 3/22/30	1,510,000	1,675,012
4.00% 3/22/50	900,000	1,130,354
4.50% 8/10/33	13,715,000	17,000,733
ViacomCBS
4.375% 3/15/43	8,160,000	7,900,898
4.95% 1/15/31	6,200,000	6,604,162
Vodafone Group
4.25% 9/17/50	3,080,000	3,408,320
4.875% 6/19/49	12,805,000	15,350,420
Zayo Group Holdings 144A 6.125% 3/1/28 #	2,065,000	1,956,009

		219,836,617

Consumer Cyclical – 1.66%
Allison Transmission 144A 5.875% 6/1/29 #	555,000	541,308
Boyd Gaming 144A 4.75% 12/1/27 #	2,375,000	2,056,987
Costco Wholesale
1.60% 4/20/30	3,220,000	3,188,913
1.75% 4/20/32	1,155,000	1,151,716
El Puerto de Liverpool
144A 3.875% 10/6/26 #	400,000	358,840
144A 3.95% 10/2/24 #	1,410,000	1,307,775
Future Retail 144A 5.60% 1/22/25 #	1,980,000	540,066
General Motors 5.00% 10/1/28	3,376,000	3,134,015
General Motors Financial 5.25% 3/1/26	4,443,000	4,271,466

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot
2.70% 4/15/30	2,100,000	$2,242,985
3.35% 4/15/50	1,840,000	2,034,530
JD.com 3.125% 4/29/21	940,000	946,538
Kia Motors 144A 3.00% 4/25/23 #*	1,350,000	1,344,216
Lowe’s
4.55% 4/5/49	11,902,000	14,462,192
5.125% 4/15/50	4,965,000	6,487,858
MGM Resorts International 5.75% 6/15/25	216,000	208,712
Murphy Oil USA 5.625% 5/1/27	715,000	741,205
Prime Security Services Borrower 144A 5.75% 4/15/26 #	295,000	292,050
Resorts World Las Vegas 144A 4.625% 4/16/29 #	1,400,000	1,254,167
Scientific Games International 144A 8.25% 3/15/26 #*	680,000	516,596
Shimao Property Holdings 5.60% 7/15/26	1,435,000	1,442,886
TJX
3.875% 4/15/30	2,755,000	3,077,967
4.50% 4/15/50	1,365,000	1,678,841
VF 2.40% 4/23/25	2,795,000	2,838,706
Wynn Macau 144A 5.50% 10/1/27 #	1,375,000	1,327,975

		57,448,510

Consumer Non-Cyclical – 4.63%
AbbVie
144A 2.95% 11/21/26 #	7,090,000	7,517,281
144A 4.05% 11/21/39 #	9,151,000	10,131,322
Alcon Finance 144A 3.00% 9/23/29 #	1,279,000	1,333,978
Amgen 2.20% 2/21/27	1,515,000	1,560,612
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	7,842,000	8,561,305
4.15% 1/23/25	5,260,000	5,869,293
Aramark Services 144A 5.00% 2/1/28 #	3,215,000	3,083,507
Bausch Health 144A 5.50% 11/1/25 #	3,629,000	3,790,491
Biogen
2.25% 5/1/30	4,660,000	4,643,390
3.15% 5/1/50	4,135,000	4,018,201
BRF 144A 4.875% 1/24/30 #	1,420,000	1,232,560
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	9,120,000	9,742,511
Charles River Laboratories International 144A 5.50% 4/1/26 #	1,375,000	1,422,025
Cigna
2.109% (LIBOR03M + 0.89%) 7/15/23 ●	3,240,000	3,141,909
2.40% 3/15/30	1,865,000	1,883,237
3.20% 3/15/40	1,780,000	1,835,164

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Cigna
4.125% 11/15/25	8,751,000	$9,826,939
Coca-Cola
1.45% 6/1/27	1,145,000	1,142,529
2.50% 6/1/40	1,310,000	1,306,785
Cott Holdings 144A 5.50% 4/1/25 #	1,205,000	1,217,291
CVS Health
3.75% 4/1/30	2,100,000	2,336,154
4.30% 3/25/28	18,576,000	20,965,557
4.78% 3/25/38	6,524,000	7,710,085
DP World Crescent 144A 3.908% 5/31/23 #	1,135,000	1,126,255
Encompass Health 5.75% 9/15/25	1,280,000	1,308,544
Gilead Sciences 4.15% 3/1/47	12,105,000	15,274,794
HCA
5.875% 2/15/26	1,000,000	1,115,000
7.58% 9/15/25	160,000	183,200
JBS Investments II
144A 5.75% 1/15/28 #	1,360,000	1,332,324
144A 7.00% 1/15/26 #	1,310,000	1,364,955
JBS USA LUX 144A 5.75% 6/15/25 #	1,760,000	1,790,818
Kernel Holding
144A 6.50% 10/17/24 #	1,450,000	1,241,113
144A 8.75% 1/31/22 #	1,330,000	1,266,825
Kroger 2.20% 5/1/30 *	1,890,000	1,898,592
MHP 144A 7.75% 5/10/24 #	1,540,000	1,508,954
New York-Presbyterian Hospital 4.063% 8/1/56	3,760,000	4,286,179
Post Holdings 144A 5.75% 3/1/27 #	1,250,000	1,286,938
Rede D’or Finance 144A 4.50% 1/22/30 #	1,975,000	1,680,034
Tenet Healthcare 5.125% 5/1/25	2,425,000	2,282,531
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28 *	2,478,000	2,560,146
144A 7.125% 1/31/25 #	725,000	754,725
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,154,409
US Foods 144A 6.25% 4/15/25 #	2,505,000	2,573,888

		160,262,350

Electric – 5.68%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	1,535,000	1,310,206
AEP Texas 3.45% 1/15/50	1,015,000	1,127,864
AES Gener 144A 7.125% 3/26/79 #µ	1,755,000	1,679,424
American Transmission Systems 144A 5.25% 1/15/22 #	5,910,000	6,264,517
Berkshire Hathaway Energy 144A 4.25% 10/15/50 #	2,250,000	2,880,024

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Calpine
144A 4.50% 2/15/28 #	1,215,000	$1,181,891
144A 5.25% 6/1/26 #	882,000	902,268
CenterPoint Energy
3.85% 2/1/24	2,805,000	2,998,574
4.25% 11/1/28	7,555,000	8,258,506
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #	374,000	341,051
144A 4.625% 2/4/30 #	1,490,000	1,289,967
CLP Power Hong Kong Financing 2.875% 4/26/23	955,000	982,432
Colbun 144A 3.15% 3/6/30 #	1,040,000	997,100
ComEd Financing III 6.35% 3/15/33	4,959,000	5,293,733
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	380,000	380,874
Duke Energy 4.875% µy	5,375,000	5,324,986
Duke Energy Indiana
2.75% 4/1/50	5,930,000	6,052,089
3.25% 10/1/49	3,645,000	4,028,895
Engie Energia Chile 144A 4.50% 1/29/25 #*	1,110,000	1,167,564
Entergy Arkansas 4.20% 4/1/49	2,415,000	3,058,543
Entergy Louisiana 4.95% 1/15/45	685,000	742,288
Entergy Mississippi 3.85% 6/1/49	5,140,000	6,179,841
Entergy Texas 3.55% 9/30/49	2,030,000	2,315,372
Evergy 4.85% 6/1/21	1,660,000	1,703,795
Evergy Kansas Central 3.45% 4/15/50	4,730,000	5,433,008
Evergy Metro 3.65% 8/15/25	7,975,000	8,790,453
FirstEnergy Transmission 144A 4.55% 4/1/49 #	2,475,000	2,934,879
Interstate Power & Light 4.10% 9/26/28	10,375,000	11,799,206
Israel Electric 144A 5.00% 11/12/24 #	2,085,000	2,287,891
Kallpa Generacion 144A 4.125% 8/16/27 #	2,656,000	2,610,582
Listrindo Capital 144A 4.95% 9/14/26 #	1,794,000	1,735,336
Louisville Gas & Electric 4.25% 4/1/49	7,745,000	9,720,338
MidAmerican Energy 3.15% 4/15/50	2,600,000	2,950,595
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	3,280,000	3,134,313
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	3,045,000	3,045,965
5.25% 4/20/46 µ	3,388,000	3,462,447
Nevada Power 3.125% 8/1/50	4,433,000	4,749,990
NV Energy 6.25% 11/15/20	7,391,000	7,582,281
PacifiCorp
2.70% 9/15/30	785,000	854,274
3.30% 3/15/51	795,000	894,989

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	$794,682
144A 5.25% 5/15/47 #	870,000	890,532
ReNew Power 144A 5.875% 3/5/27 #	1,465,000	1,199,379
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	1,820,000	1,907,671
Southern California Edison
3.65% 2/1/50	7,825,000	8,498,779
4.00% 4/1/47	1,615,000	1,795,163
4.875% 3/1/49	7,070,000	9,005,181
Southwestern Electric Power 4.10% 9/15/28	13,080,000	14,632,794
State Grid Overseas Investment 2016 144A 2.25% 5/4/20 #	1,235,000	1,235,000
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	595,000	663,463
Vistra Operations 144A 5.50% 9/1/26 #	4,854,000	5,025,346
Xcel Energy
2.60% 12/1/29	1,245,000	1,300,529
3.40% 6/1/30 *	1,680,000	1,871,728
3.50% 12/1/49	8,270,000	9,103,442

		196,372,040

Energy – 4.98%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,390,590
AES Andres 144A 7.95% 5/11/26 #	1,525,000	1,328,671
Bayan Resources 144A 6.125% 1/24/23 #	820,000	653,430
Brooklyn Union Gas 144A 3.865% 3/4/29 #	9,305,000	10,443,092
Crestwood Midstream Partners 6.25% 4/1/23	1,755,000	1,290,276
Ecopetrol
5.375% 6/26/26	715,000	712,934
6.875% 4/29/30	2,150,000	2,222,605
Energy Transfer Operating
5.25% 4/15/29	6,185,000	6,311,740
6.25% 4/15/49	9,550,000	9,531,236
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	2,610,000	2,466,920
Geopark
144A 5.50% 1/17/27 #	1,425,000	913,795
144A 6.50% 9/21/24 #	510,000	371,127
Gran Tierra Energy 144A 7.75% 5/23/27 #	1,400,000	342,125
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,880,000	1,655,355
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	840,000	757,764
144A 4.875% 1/14/48 #	1,625,000	1,365,163
KazMunayGas National JSC 144A 6.375% 10/24/48 #	679,000	707,910
KazTransGas JSC 144A 4.375% 9/26/27 #	3,990,000	3,799,557

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Marathon Oil 4.40% 7/15/27	12,760,000	$9,910,085
MPLX
4.00% 3/15/28	925,000	878,496
4.125% 3/1/27	5,760,000	5,571,056
5.50% 2/15/49	9,335,000	9,318,600
Murphy Oil 5.875% 12/1/27	4,591,000	3,130,373
NiSource 5.65% µy	3,660,000	3,368,993
Noble Energy
3.25% 10/15/29	5,565,000	4,083,525
3.90% 11/15/24	3,765,000	3,379,657
4.20% 10/15/49	6,915,000	4,728,155
4.95% 8/15/47 *	4,015,000	2,844,579
5.05% 11/15/44	1,180,000	864,785
NuStar Logistics 5.625% 4/28/27	665,000	601,592
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	639,418
ONEOK 7.50% 9/1/23	7,805,000	8,404,746
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	633,220
Petrobras Global Finance
144A 5.093% 1/15/30 #	7,453,000	6,816,886
6.90% 3/19/49	347,000	339,193
7.25% 3/17/44	1,265,000	1,271,957
Petroleos Mexicanos
144A 6.49% 1/23/27 #	430,000	350,945
6.50% 1/23/29	6,835,000	5,355,223
6.75% 9/21/47	1,900,000	1,333,800
Petronas Capital 144A 3.50% 4/21/30 #	600,000	629,120
Precision Drilling 144A 7.125% 1/15/26 #*	775,000	315,503
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,007,713
5.75% 5/15/24	8,662,000	9,090,107
Saudi Arabian Oil
144A 2.875% 4/16/24 #	1,370,000	1,378,609
144A 3.50% 4/16/29 #	795,000	800,625
144A 4.25% 4/16/39 #	2,142,000	2,210,475
Schlumberger Holdings 144A 4.30% 5/1/29 #	7,635,000	7,529,320
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	2,855,000	2,900,668
Southwestern Energy 7.75% 10/1/27 *	4,065,000	3,562,973
Targa Resources Partners 5.375% 2/1/27	1,665,000	1,422,992
Tecpetrol 144A 4.875% 12/12/22 #	1,451,000	1,146,000
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	4,980,000	4,751,365
Transcanada Trust 5.50% 9/15/79 µ	7,115,000	6,700,516

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean Proteus 144A 6.25% 12/1/24 #	1,127,000	$969,784
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,350,000	999,891
Tullow Oil 144A 7.00% 3/1/25 #	1,575,000	828,844
YPF 144A 8.50% 6/27/29 #	1,800,000	849,780

		172,183,859

Finance Companies – 0.54%
AerCap Ireland Capital 3.65% 7/21/27	7,528,000	6,273,554
Air Lease 3.00% 2/1/30	5,050,000	4,044,566
BOC Aviation 144A 2.375% 9/15/21 #	1,460,000	1,456,949
International Lease Finance 8.625% 1/15/22	6,957,000	7,100,632

		18,875,701

Insurance – 0.98%
AIA Group
3.125% 3/13/23	1,410,000	1,451,496
144A 3.20% 3/11/25 #	315,000	327,836
144A 3.375% 4/7/30 #	1,120,000	1,209,725
AssuredPartners 144A 7.00% 8/15/25 #	911,000	854,063
Centene
144A 3.375% 2/15/30 #	2,725,000	2,757,291
144A 5.375% 8/15/26 #	2,535,000	2,723,857
HUB International 144A 7.00% 5/1/26 #	230,000	228,333
MetLife
6.40% 12/15/36	40,000	44,880
144A 9.25% 4/8/38 #	8,985,000	11,872,465
Prudential Financial
3.70% 3/13/51	4,795,000	5,106,123
5.375% 5/15/45 µ	4,135,000	4,206,899
USI 144A 6.875% 5/1/25 #	2,955,000	2,980,856

		33,763,824

Real Estate – 0.78%
American Tower Trust #1 144A 3.07% 3/15/23 #	10,235,000	10,429,870
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	1,380,000	1,207,500
China Overseas Finance Cayman V 3.95% 11/15/22	1,355,000	1,394,061
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,625,096
5.25% 2/15/24	5,315,000	5,589,721
Kaisa Group Holdings 144A 11.95% 10/22/22 #*	1,955,000	1,912,381

		27,158,629

Technology – 2.07%
Baidu 3.875% 9/29/23	1,405,000	1,467,860

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 4.70% 4/15/25 #	2,085,000	$2,301,667
144A 5.00% 4/15/30 #	1,610,000	1,806,392
CDK Global
5.00% 10/15/24	4,000,000	4,164,800
5.875% 6/15/26	1,733,000	1,823,376
CommScope Technologies 144A 5.00% 3/15/27 #	633,000	545,203
Equinix 5.375% 5/15/27	1,680,000	1,822,212
Global Payments
2.65% 2/15/25	7,285,000	7,500,780
3.20% 8/15/29	5,250,000	5,417,276
Infor US 6.50% 5/15/22	320,000	321,712
International Business Machines
1.95% 5/15/30	2,920,000	2,909,167
3.00% 5/15/24	13,900,000	14,904,375
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,168,000	1,170,453
NXP
144A 2.70% 5/1/25 #	485,000	491,460
144A 3.40% 5/1/30 #	940,000	948,877
144A 4.125% 6/1/21 #	7,025,000	7,181,430
144A 4.30% 6/18/29 #	800,000	851,842
144A 4.875% 3/1/24 #	9,620,000	10,453,819
Oracle 2.95% 4/1/30	3,640,000	3,987,740
Tencent Holdings 144A 3.28% 4/11/24 #	1,600,000	1,679,927

		71,750,368

Transportation – 1.04%
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	1,968,750	1,244,152
Aerovias de Mexico 144A 7.00% 2/5/25 #	1,985,000	764,225
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	1,926,000	1,030,410
Delta Air Lines 144A 7.00% 5/1/25 #*	15,420,000	15,820,422
FedEx 4.05% 2/15/48	9,165,000	9,087,180
Latam Finance
144A 6.875% 4/11/24 #	200,000	84,000
144A 7.00% 3/1/26 #	1,700,000	713,320
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,695,000	1,732,459
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #^	2,175,000	1,350,893
Union Pacific 3.25% 2/5/50	4,005,000	4,130,069

		35,957,130

Utilities – 0.23%
Aegea Finance 144A 5.75% 10/10/24 #	1,350,000	1,326,645
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	2,690,000	2,549,851

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Essential Utilities
2.704% 4/15/30	2,055,000	$2,110,006
3.351% 4/15/50	1,985,000	2,078,826

		8,065,328

Total Corporate Bonds (cost $1,505,639,741)		1,528,550,194

Loan Agreements – 3.67%
Acrisure Tranche B 5.207% (LIBOR03M + 3.50%) 2/15/27 ●	1,920,776	1,791,124
American Airlines Tranche B 2.814% (LIBOR01M + 2.00%) 12/14/23 ●	1,538,813	1,192,580
Applied Systems 2nd Lien 8.45% (LIBOR03M + 7.00%) 9/19/25 ●	2,829,152	2,730,132
Aramark Services Tranche B-3 2.154% (LIBOR01M + 1.75%) 3/11/25 ●	1,744,079	1,645,538
AssuredPartners 4.489% (LIBOR01M + 3.50%) 2/12/27 ●	981,927	924,485
AthenaHealth Tranche B 1st Lien 5.284% (LIBOR03M + 4.50%) 2/11/26 ●	693,000	647,089
Ball Metalpack Finco 2nd Lien 10.363% (LIBOR03M + 8.75%) 7/24/26 ●	360,000	289,800
Bausch Health 3.718% (LIBOR01M + 3.00%) 6/2/25 ●	1,147,684	1,112,298
Berry Global Tranche W 2.829% (LIBOR01M + 2.00%) 10/1/22 ●	3,350,000	3,279,509
Berry Global Tranche Y 2.829% (LIBOR01M + 2.00%) 7/1/26 ●	2,143,800	2,055,220
Blue Ribbon 1st Lien 5.623% (LIBOR03M + 4.00%) 11/15/21 ●	1,161,481	781,096
Boxer Parent 4.654% (LIBOR01M + 4.25%) 10/2/25 ●	1,812,020	1,574,948
Buckeye Partners 3.766% (LIBOR01M + 2.75%) 11/1/26 ●	1,578,490	1,489,700
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 ●	1,058,324	918,096
Calpine
2.66% (LIBOR01M + 2.25%) 1/15/24 ●	976,068	947,243
2.66% (LIBOR01M + 2.25%) 4/5/26 ●	903,175	874,951
Change Healthcare Holdings 3.50% (LIBOR03M + 2.50%) 3/1/24 ●	1,147,718	1,110,656
Charter Communications Operating Tranche B2 2.16% (LIBOR01M + 1.75%) 2/1/27 ●	1,907,047	1,841,322
Chemours Tranche B-2 2.16% (LIBOR01M + 1.75%) 4/3/25 ●	2,559,862	2,357,205
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 ●	2,425,472	2,156,902
Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 ●	1,948,000	1,816,510

	Principal amount°	Value (US $)
Loan Agreements (continued)
Core & Main 3.988% (LIBOR01M + 2.75%) 8/1/24 ●	2,557,669	$2,428,719
CPI Holdco 1st Lien 5.70% (LIBOR03M + 4.25%) 11/4/26 ●	459,000	443,509
CSC Holdings
3.064% (LIBOR01M + 2.25%) 7/17/25 ●	1,809,050	1,738,497
3.314% (LIBOR01M + 2.50%) 4/15/27 ●	1,369,193	1,315,566
Cushman & Wakefield US 3.154% (LIBOR01M + 2.75%) 8/21/25 ●	624,863	581,792
DaVita Tranche B-1 2.154% (LIBOR01M + 1.75%) 8/12/26 ●	2,418,860	2,362,547
Edgewater Generation 4.154% (LIBOR01M + 3.75%) 12/15/25 ●	873,938	779,989
Ensemble RCM 5.513% (LIBOR03M + 3.75%) 8/1/26 ●	1,064,650	1,026,500
ESH Hospitality 2.404% (LIBOR01M + 2.00%) 9/18/26 ●	1,235,123	1,139,884
ExamWorks Group Tranche B-1 4.323% (LIBOR01M + 3.25%) 7/27/23 ●	1,438,107	1,388,971
Frontier Communications Tranche B-1 5.35% (LIBOR03M + 3.75%) 6/17/24 ●	1,970,933	1,929,051
Garda World Security Tranche B 1st Lien 6.39% (LIBOR03M + 4.75%) 10/23/26 ●	575,436	556,806
Gardner Denver Tranche B-1 2.154% (LIBOR01M + 1.75%) 3/1/27 ●	2,288,445	2,173,165
Gentiva Health Services Tranche B 3.688% (LIBOR01M + 3.25%) 7/2/25 ●	1,804,735	1,709,986
Granite US Holdings Tranche B 6.322% (LIBOR03M + 5.25%) 9/30/26 ●	414,142	339,596
Gray Television Tranche B-2 3.243% (LIBOR01M + 2.25%) 2/7/24 ●	2,027,963	1,940,718
GVC Holdings Tranche B-3 4.496% (LIBOR06M + 2.25%) 3/29/24 ●	2,459,800	2,365,509
HCA Tranche B-12 2.154% (LIBOR01M + 1.75%) 3/13/25 ●	4,711,686	4,625,024
Hilton Worldwide Finance Tranche B-2 2.237% (LIBOR01M + 1.75%) 6/22/26 ●	316,470	301,495
HUB International 4.02% (LIBOR03M + 2.75%) 4/25/25 ●	3,438,750	3,263,373
Ineos US Finance 2.404% (LIBOR01M + 2.00%) 4/1/24 ●	1,255,407	1,192,441
Informatica 3.654% (LIBOR01M + 3.25%) 2/25/27 ●	1,319,349	1,276,470
Invictus 1st Lien 4.779% (LIBOR03M + 3.00%) 3/28/25 ●	1,027,043	903,798
IQVIA Tranche B-3 3.20% (LIBOR03M + 1.75%) 6/11/25 ●	2,588,887	2,500,865
Iron Mountain Information Management Tranche B 2.154% (LIBOR01M + 1.75%) 1/2/26 ●	2,730,197	2,573,211
JBS USA LUX 3.603% (LIBOR03M + 2.00%) 5/1/26 ●	564,300	547,636
Kronos 4.763% (LIBOR03M + 3.00%) 11/1/23 ●	3,226,734	3,123,882
Merrill Communications Tranche B 1st Lien 6.195% (LIBOR06M + 5.00%) 10/5/26 ●	631,825	593,916

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Microchip Technology 2.41% (LIBOR01M + 2.00%) 5/29/25 ●	2,420,294	$2,352,726
NFP 3.654% (LIBOR01M + 3.25%) 2/15/27 ●	2,083,223	1,883,582
Numericable US Tranche B-11 3.154% (LIBOR01M + 2.75%) 7/31/25 ●	1,510,497	1,407,595
Numericable US Tranche B-13 4.814% (LIBOR01M + 4.00%) 8/14/26 ●	620,550	579,352
ON Semiconductor Tranche B-4 2.404% (LIBOR01M + 2.00%) 9/16/26 ●	2,863,421	2,763,201
Panda Liberty Tranche B-2 7.95% (LIBOR03M + 6.50%) 8/21/20 ●	492,113	462,586
Panda Patriot Tranche B-1 7.20% (LIBOR03M + 5.75%) 12/19/20 ●	1,708,419	1,605,914
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 ●	2,468,750	2,179,906
PQ Tranche B 2.654% (LIBOR01M + 2.25%) 2/8/27 ●	1,991,600	1,910,484
Prestige Brands Tranche B-4 2.404% (LIBOR01M + 2.00%) 1/26/24 ●	1,779,846	1,742,024
Prime Security Services Borrower Tranche B-1 4.266% (LIBOR01M + 3.25%) 9/23/26 ●	1,368,611	1,310,730
Radiate Holdco 3.75% (LIBOR01M + 3.00%) 2/1/24 ●	730,989	702,402
Russell Investments US Institutional Holdco 3.822% (LIBOR03M + 2.75%) 6/1/23 ●	300,468	276,731
Scientific Games International Tranche B-5 3.521% (LIBOR06M + 2.75%) 8/14/24 ●	1,260,368	1,049,886
Sinclair Television Group Tranche B 2.66% (LIBOR01M + 2.25%) 1/3/24 ●	2,117,025	1,986,034
Solenis International 1st Lien 5.613% (LIBOR03M + 4.00%) 6/26/25 ●	1,709,090	1,493,317
SS&C Technologies Tranche B-3 2.154% (LIBOR01M + 1.75%) 4/16/25 ●	1,230,203	1,188,904
SS&C Technologies Tranche B-4 2.154% (LIBOR01M + 1.75%) 4/16/25 ●	877,835	848,452
Stars Group Holdings 4.95% (LIBOR03M + 3.50%) 7/10/25 ●	1,230,404	1,218,100
Surf Holdings 1st Lien 4.814% (LIBOR03M + 3.50%) 3/5/27 ●	930,000	857,925
Tecta America 4.904% (LIBOR01M + 4.50%) 11/20/25 ●	804,148	731,775
Telenet Financing Tranche AR 2.814% (LIBOR01M + 2.00%) 4/30/28 ●	2,530,000	2,417,415
Terrier Media Buyer TBD 12/17/26 X	1,293,000	1,206,800
Titan Acquisition 4.45% (LIBOR03M + 3.00%) 3/28/25 ●	232,013	205,313
T-Mobile USA TBD 4/1/27 X	1,585,000	1,576,679
Transdigm Tranche F 2.654% (LIBOR01M + 2.25%) 12/9/25 ●	1,776,273	1,562,287

	Principal amount°	Value (US $)
Loan Agreements (continued)
Trident TPI Holdings Tranche B-1 4.323% (LIBOR03M + 3.25%) 10/17/24 ●	1,140,915	$1,009,710
Ultimate Software Group 1st Lien 4.154% (LIBOR01M + 3.75%) 5/4/26 ●	4,035,006	3,868,562
United Rentals (North America) 2.154% (LIBOR01M + 1.75%) 10/31/25 ●	221,625	213,057
US Foods Tranche B 3.072% (LIBOR01M + 2.00%) 9/13/26 ●	2,451,680	2,207,277
USI 4.404% (LIBOR01M + 4.00%) 12/2/26 ●	508,583	486,651
USI Tranche B 3.404% (LIBOR01M + 3.00%) 5/16/24 ●	2,669,806	2,514,068
USIC Holdings Tranche B 4.25% (LIBOR01M + 3.25%) 12/8/23 ●	416,705	373,298
Vistra Operations 2.221% (LIBOR01M + 1.75%) 12/31/25 ●	2,774,879	2,497,391
Zekelman Industries 2.82% (LIBOR01M + 2.25%) 1/24/27 ●	797,000	757,150
Zelis Cost Management Buyer 5.154% (LIBOR01M + 4.75%) 9/30/26 ●	677,901	653,920

Total Loan Agreements (cost $133,711,929)		126,760,524

Municipal Bonds – 0.14%
Oregon State Taxable Pension (Taxable Build America Bonds) 5.892% 6/1/27	150,000	184,223
South Carolina Public Service Authority Series D 4.77% 12/1/45	790,000	983,471
State of California Various Purposes (Build America Bonds) 7.55% 4/1/39	2,195,000	3,690,102

Total Municipal Bonds (cost $4,298,052)		4,857,796

Non-Agency Asset-Backed Securities – 2.86%
American Express Credit Account Master Trust Series 2018-6 A 3.06% 2/15/24	3,390,000	3,484,367
Barclays Dryrock Issuance Trust Series 2017-1 A 1.144% (LIBOR01M + 0.33%) 3/15/23 ●	980,000	979,797
Chase Issuance Trust Series 2018-A1 A1 1.014% (LIBOR01M + 0.20%) 4/17/23 ●	2,100,000	2,093,943
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.202% 11/25/36 ●	4,948,476	4,920,809
CNH Equipment Trust Series 2019-B A2 2.55% 9/15/22	4,074,954	4,087,561
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	2,180	2,027

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	$5,922,337
Hardee’s Funding Series 2018-1A A2I 144A 4.25% 6/20/48 #	3,053,500	2,982,170
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	8,317,050	7,953,512
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	971,225	973,691
Series 2020-A A2 1.82% 3/15/22	2,100,000	2,105,564
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 1.154% (LIBOR01M + 0.34%) 5/15/23 #●	2,325,000	2,268,425
Series 2019-AA A 144A 1.164% (LIBOR01M + 0.35%) 5/15/23 #●	8,605,000	8,466,518
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 1.117% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	2,200,000	2,152,541
Nissan Master Owner Trust Receivables Series 2019-B A 1.244% (LIBOR01M + 0.43%) 11/15/23 ●	2,000,000	1,946,038
Penarth Master Issuer Series 2018-2A A1 144A 1.168% (LIBOR01M + 0.45%) 9/18/22 #●	6,670,000	6,645,234
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 0.737% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ◆●	1,264,058	1,251,793
Taco Bell Funding Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,771,625	2,828,138
Tesla Auto Lease Trust Series 2019-A A2 144A 2.13% 4/20/22 #	3,600,000	3,605,841
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	1,053,020	1,051,419
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	1,373,011	1,376,068
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	781,191	783,021
Series 2016-2 A1 144A 3.00% 8/25/55 #●	892,014	899,838
Series 2016-3 A1 144A 2.25% 4/25/56 #●	1,062,005	1,059,735
Series 2017-1 A1 144A 2.75% 10/25/56 #●	959,370	964,548
Series 2017-2 A1 144A 2.75% 4/25/57 #●	493,887	495,201
Series 2017-4 M1 144A 3.25% 6/25/57 #●	2,705,000	2,611,753
Series 2018-1 A1 144A 3.00% 1/25/58 #●	845,476	860,220
Toyota Auto Receivables Owner Trust Series 2019-B A2A 2.59% 2/15/22	4,840,685	4,872,723
Trafigura Securitisation Finance Series 2017-1A A1 144A 1.664% (LIBOR01M + 0.85%) 12/15/20 #●	3,200,000	3,192,355

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Trafigura Securitisation Finance Series 2018-1A A1 144A 1.544% (LIBOR01M + 0.73%) 3/15/22 #●	5,810,000	$5,787,608
Vantage Data Centers Issuer Series 2018-1A A2 144A 4.072% 2/16/43 #	978,333	991,846
Verizon Owner Trust Series 2017-3A A1A 144A 2.06% 4/20/22 #	427,809	428,814
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 1.314% (LIBOR01M + 0.50%) 11/15/22 #●	4,685,000	4,569,293
Wendy’s Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,501,388	4,313,590

Total Non-Agency Asset-Backed Securities (cost $99,031,952)		98,928,338

Non-Agency Collateralized Mortgage Obligations – 1.88%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.802% 1/25/45 #●	2,195,357	2,173,960
Series 2015-1 B2 144A 3.802% 1/25/45 #●	1,241,336	1,217,910
Banc of America Mortgage Trust Series 2004-K 2A1 3.717% 12/25/34 ●	338,819	321,549
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #●	1,209,407	1,219,240
CHL Mortgage Pass Through Trust Series 2004-HYB2 2A 3.991% 7/20/34 ◆●	41,115	36,650
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	230,092	221,886
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.887% (LIBOR01M + 2.40%) 4/25/31 #●	2,423,424	2,262,221
Series 2019-R01 2M2 144A 2.937% (LIBOR01M + 2.45%) 7/25/31 #●	2,066,325	1,840,557
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	855,717	837,799
Flagstar Mortgage Trust Series 2018-5 A7 144A 4.00% 9/25/48 #●	574,452	574,996
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #●	849,768	850,839
GS Mortgage-Backed Securities Trust Series 2020-PJ1 A1 144A 3.50% 5/25/50 #●	1,896,812	1,928,011
GSR Mortgage Loan Trust Series 2004-9 4A1 4.404% 8/25/34 ●	228,349	205,324
Holmes Master Issuer Series 2018-2A A2 144A 1.639% (LIBOR03M + 0.42%) 10/15/54 #●	1,672,203	1,661,636

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.909% 11/25/35 ●	120,222	$102,480
Series 2006-S1 1A1 6.00% 4/25/36	1,509,492	1,562,816
Series 2007-A1 7A4 4.248% 7/25/35 ●	25,079	20,746
Series 2014-2 B1 144A 3.399% 6/25/29 #●	1,261,792	1,228,803
Series 2014-2 B2 144A 3.399% 6/25/29 #●	470,119	456,665
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,463,474
Series 2015-1 B2 144A 2.974% 12/25/44 #●	2,671,607	2,519,856
Series 2015-4 B1 144A 3.62% 6/25/45 #●	2,382,818	2,321,182
Series 2015-4 B2 144A 3.62% 6/25/45 #●	1,710,605	1,660,139
Series 2015-5 B2 144A 3.06% 5/25/45 #●	2,745,323	2,728,365
Series 2015-6 B1 144A 3.595% 10/25/45 #●	1,642,339	1,618,882
Series 2015-6 B2 144A 3.595% 10/25/45 #●	1,590,063	1,558,535
Series 2016-4 B1 144A 3.889% 10/25/46 #●	1,057,728	1,056,864
Series 2016-4 B2 144A 3.889% 10/25/46 #●	1,811,393	1,779,315
Series 2017-1 B3 144A 3.527% 1/25/47 #●	3,250,479	3,085,909
Series 2017-2 A3 144A 3.50% 5/25/47 #●	1,081,978	1,100,710
Series 2019-LTV3 A3 144A 3.50% 3/25/50 #=●	1,152,379	1,165,208
Series 2020-2 A3 144A 3.50% 7/25/50 #●	1,457,314	1,511,911
MASTR ARM Trust Series 2004-10 2A2 3.754% 10/25/34 ●	22,719	18,995
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	1,329,024	1,374,122
Permanent Master Issuer Series 2018-1A 1A1 144A 1.599% (LIBOR03M + 0.38%) 7/15/58 #●	1,000,000	996,134
Sequoia Mortgage Trust
Series 2013-4 B2 3.485% 4/25/43 ●	1,271,243	1,240,531
Series 2013-12 B3 144A 4.193% 12/25/43 #●	3,235,161	3,198,535
Series 2014-2 A4 144A 3.50% 7/25/44 #●	973,442	995,634
Series 2015-1 B2 144A 3.876% 1/25/45 #●	1,797,888	1,766,108
Series 2017-4 A1 144A 3.50% 7/25/47 #●	1,041,578	1,067,539
Series 2018-5 A4 144A 3.50% 5/25/48 #●	1,320,037	1,335,610
Series 2020-3 A1 144A 3.00% 4/25/50 #●	2,106,200	2,134,872
Silverstone Master Issuer Series 2018-1A 1A 144A 1.499% (LIBOR03M + 0.39%) 1/21/70 #●	3,360,000	3,300,619
Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.695% 9/25/37 ●	640,164	585,015
Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ◆	13,785	983

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	54,225	$54,213
Series 2006-AR5 2A1 3.995% 4/25/36 ●	424,022	380,020
Series 2007-AR10 2A1 4.31% 1/25/38 ●	851,712	675,501
Series 2020-1 A1 144A 3.00% 12/25/49 #●	2,725,269	2,745,563

Total Non-Agency Collateralized Mortgage Obligations (cost $65,878,107)		65,164,432

Non-Agency Commercial Mortgage-Backed Securities – 8.00%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	28,604
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,983,760
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,775,000	2,646,735
Series 2017-BNK7 A5 3.435% 9/15/60	4,585,000	4,961,536
Series 2019-BN20 A3 3.011% 9/15/62	5,125,000	5,444,340
Series 2019-BN21 A5 2.851% 10/17/52	8,000,000	8,365,196
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	7,815,000	8,606,205
Series 2018-B3 A5 4.025% 4/10/51	1,615,000	1,819,452
Series 2019-B9 A5 4.016% 3/15/52	13,645,000	15,493,638
Series 2020-B17 A5 2.289% 3/15/53	2,563,000	2,578,410
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	7,910,000	8,744,199
Series 2019-CF2 A5 2.874% 11/15/52	5,400,000	5,601,982
Series 2019-CF3 A4 3.006% 1/15/53	3,000,000	3,211,933
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,750,162
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	1,845,878
Series 2019-CD8 A4 2.912% 8/15/57	3,400,000	3,566,112
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.93% 12/15/47 #●	1,745,000	1,773,728
Series 2016-C7 A3 3.839% 12/10/54	9,835,000	10,629,783
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,710,702
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	5,769,001
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	2,906,648
Series 2018-C5 A4 4.228% 6/10/51 ●	2,750,000	3,106,574
Series 2019-C7 A4 3.102% 12/15/72	2,800,000	2,996,265
Series 2020-555 A 144A 2.647% 12/10/41 #	3,500,000	3,447,175
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,720,000	6,714,172
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,630,916
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	3,052,473

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	$10,655,788
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,487,965
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,020,000	3,202,033
Series 2016-C3 A5 2.89% 8/10/49	4,500,000	4,697,654
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.878% 11/10/46 #●	2,205,000	2,175,417
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	2,620,000	2,627,858
GS Mortgage Securities Series 2018-GS10 C 4.559% 7/10/51 ●	1,935,000	1,545,511
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	3,115,000	3,063,089
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,288,636
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,261,440
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,489,676
Series 2018-GS9 A4 3.992% 3/10/51 ●	3,375,000	3,750,946
Series 2018-GS9 C 4.509% 3/10/51 ●	700,000	559,318
Series 2019-GC39 A4 3.567% 5/10/52	7,241,000	7,949,602
Series 2019-GC42 A4 3.001% 9/1/52	2,835,000	2,995,760
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	11,669,090
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	8,181,612
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,240,893
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	4,099,068
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	2,824,328
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	2,786,050
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	2,632,013	1,538,384
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	3,408,096
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	4,107,951
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	2,594,827
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	3,736,401	3,683,598
Series 2006-T21 B 144A 5.681% 10/12/52 #●	1,646,438	1,638,172
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,412,966
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	4,252,828
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	3,852,522	3,911,681
Series 2018-C9 A4 4.117% 3/15/51 ●	4,100,000	4,598,927

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #●	670,000	$649,827
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,465,018
Series 2015-NXS3 A4 3.617% 9/15/57	2,270,000	2,385,354
Series 2016-BNK1 A3 2.652% 8/15/49	5,790,000	5,779,862
Series 2017-C38 A5 3.453% 7/15/50	4,140,000	4,442,745

Total Non-Agency Commercial Mortgage-Backed Securities (cost $274,712,992)		276,807,549

Sovereign Bonds – 1.88%Δ
Angola – 0.01%
Angolan Government International Bond 144A 8.00% 11/26/29 #	471,000	209,595

		209,595

Argentina – 0.04%
Argentine Republic Government International Bond
5.625% 1/26/22	3,931,000	1,106,576
6.875% 1/11/48	725,000	171,289

		1,277,865

Azerbaijan – 0.04%
Republic of Azerbaijan International Bond 144A 4.75% 3/18/24 #	1,426,000	1,442,469

		1,442,469

Belarus – 0.00%
Republic of Belarus International Bond 144A 6.20% 2/28/30 #	200,000	180,839

		180,839

Brazil – 0.02%
Brazilian Government International Bond 4.75% 1/14/50	872,000	788,070

		788,070

Chile – 0.02%
Chile Government International Bond 3.50% 1/25/50	700,000	721,000

		721,000

Colombia – 0.06%
Colombia Government International Bond
4.00% 2/26/24	1,296,000	1,317,591
5.00% 6/15/45	728,000	733,460

		2,051,051

Dominican Republic – 0.06%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	867,000	722,861

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Dominican Republic (continued)
Dominican Republic International Bond 144A 6.00% 7/19/28 #	1,607,000	$1,460,361

		2,183,222

Ecuador – 0.03%
Ecuador Government International Bond 144A 10.75% 1/31/29 #	3,347,000	979,031

		979,031

Egypt – 0.30%
Egypt Government International Bond
144A 5.577% 2/21/23 #	9,340,000	9,097,141
144A 8.70% 3/1/49 #	1,453,000	1,310,326

		10,407,467

El Salvador – 0.03%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	1,369,000	1,054,130

		1,054,130

Gabon – 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	435,000	310,279

		310,279

Georgia – 0.01%
Georgia Government International Bond 6.875% 4/12/21	389,000	392,231

		392,231

Ghana – 0.03%
Ghana Government International Bond 144A 7.875% 3/26/27 #	1,170,000	935,941

		935,941

Guatemala – 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	594,000	602,910

		602,910

Indonesia – 0.03%
Indonesia Government International Bond
2.95% 1/11/23	700,000	702,826
144A 4.625% 4/15/43 #	387,000	414,460

		1,117,286

Israel – 0.01%
Israel Government International Bond 2.75% 7/3/30	340,000	358,700

		358,700

Ivory Coast – 0.04%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,491,000	1,290,863

		1,290,863

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Jordan – 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #	380,000	$365,432

		365,432

Kenya – 0.08%
Kenya Government International Bond
144A 6.875% 6/24/24 #	734,000	677,482
144A 8.00% 5/22/32 #	2,175,000	1,980,251

		2,657,733

Lebanon – 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡	1,683,000	281,903

		281,903

Mexico – 0.02%
Mexico Government International Bond 4.60% 2/10/48	595,000	542,938

		542,938

Mongolia – 0.07%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	1,645,000	1,435,271
Mongolia Government International Bond 144A 5.625% 5/1/23 #	1,226,000	1,097,270

		2,532,541

Nigeria – 0.03%
Nigeria Government International Bond 144A 7.875% 2/16/32 #	1,410,000	1,078,086

		1,078,086

Panama – 0.03%
Panama Government International Bond
144A 3.75% 4/17/26 #	710,000	723,099
4.50% 5/15/47	365,000	409,205

		1,132,304

Paraguay – 0.18%
Paraguay Government International Bond
144A 4.95% 4/28/31 #	5,200,000	5,391,750
144A 5.40% 3/30/50 #	727,000	759,715

		6,151,465

Peru – 0.09%
Peruvian Government International Bond
2.392% 1/23/26	1,900,000	1,932,300
2.844% 6/20/30 *	1,042,000	1,081,596

		3,013,896

Philippines – 0.08%
Philippine Government International Bond 2.457% 5/5/30	2,720,000	2,780,523

		2,780,523

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Qatar – 0.10%
Qatar Government International Bond
144A 3.40% 4/16/25 #		1,370,000	$1,459,961
144A 4.00% 3/14/29 #		1,905,000	2,118,684

			3,578,645

Romania – 0.01%
Romanian Government International Bond 144A 3.375% 1/28/50 #	EUR	359,000	335,429

			335,429

Russia – 0.10%
Russian Foreign Bond – Eurobond
144A 4.25% 6/23/27 #		2,400,000	2,607,178
144A 5.25% 6/23/47 #		600,000	744,489

			3,351,667

Saudi Arabia – 0.02%
Saudi Government International Bond
144A 2.90% 10/22/25 #		300,000	304,500
144A 3.625% 3/4/28 #		395,000	414,948

			719,448

Senegal – 0.01%
Senegal Government International Bond 144A 6.75% 3/13/48 #		563,000	471,360

			471,360

South Africa – 0.02%
Republic of South Africa Government International Bond
4.875% 4/14/26		331,000	309,033
5.75% 9/30/49		595,000	467,396

			776,429

Sri Lanka – 0.04%
Sri Lanka Government International Bond
144A 5.875% 7/25/22 #		678,000	427,140
144A 6.20% 5/11/27 #		1,155,000	669,882
144A 7.55% 3/28/30 #		310,000	181,323

			1,278,345

Turkey – 0.05%
Turkey Government International Bond
6.35% 8/10/24		300,000	295,598
7.625% 4/26/29		1,600,000	1,582,920

			1,878,518

Ukraine – 0.08%
Ukraine Government International Bond 144A 7.75% 9/1/26 #		3,000,000	2,782,827

			2,782,827

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Uruguay – 0.06%
Uruguay Government International Bond 4.375% 1/23/31	1,835,000	$2,031,180

		2,031,180

Uzbekistan – 0.03%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,126,000	1,145,142

		1,145,142

Total Sovereign Bonds (cost $73,262,168)		65,188,760

Supranational Banks – 0.12%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	2,309,000	2,091,862
144A 5.00% 7/27/27 #	1,938,000	1,809,762
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #	400,000	395,000

Total Supranational Banks (cost $4,609,618)		4,296,624

US Treasury Obligations – 11.24%
US Treasury Bond 4.50% 2/15/36	81,840,000	126,286,150
US Treasury Floating Rate Note 0.264% (USBMMY3M + 0.154%) 1/31/22 ●¥	11,465,000	11,482,094
US Treasury Inflation Indexed Notes
0.125% 10/15/24	16,998,927	17,387,078
0.125% 1/15/30	170,277,931	179,764,541
US Treasury Notes
1.625% 12/31/21	5,265,000	5,389,941
1.625% 8/15/29	1,460,000	1,592,427
US Treasury Strip Principal 2.26% 5/15/44 ^	64,595,000	46,813,353

Total US Treasury Obligations (cost $359,361,107)		388,715,584

	Number of shares
Common Stock – 0.00%
Century Communications =†	7,875,000	0

Total Common Stock (cost $238,403)		0

Preferred Stock – 0.10%
USB Realty 144A 2.366% (LIBOR03M + 1.147%)#●	4,485,000	3,528,551

Total Preferred Stock (cost $3,482,875)		3,528,551

Schedule of investments

Delaware Diversified Income Fund

	Number of shares	Value (US $)
Short-Term Investments – 2.08%
Money Market Mutual Funds – 2.08%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.21%)	14,359,789	$14,359,789
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	14,359,789	14,359,789
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	14,359,789	14,359,789
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.13%)	14,359,789	14,359,789
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.14%)	14,359,789	14,359,789

Total Short-Term Investments (cost $71,798,945)		71,798,945

Total Value of Securities Before Securities Lending Collateral – 99.77% (cost $3,394,765,078)		3,450,805,885

	Principal amount°
Security Lending Collateral – 0.78%**
Certificate of Deposit – 0.04%≠
National Australia Bank (London) 0.05% 5/1/20	1,218,000	1,218,000

		1,218,000

Repurchase Agreements – 0.63%
Bank of Nova Scotia 0.02%, dated 04/30/20, to be repurchased on 5/1/20, repurchase price $6,301,094 (collateralized by US government obligations 0.00%–2.625% 5/7/20–1/31/25; market value $6,427,142)	6,301,090	6,301,090
BofA Securities 0.02%, dated 04/30/20, to be repurchased on 5/1/20, repurchase price $2,989,215 (collateralized by US government obligations 2.75% 8/15/21; market value $3,049,003)	2,989,213	2,989,213
Credit Agricole 0.02%, dated 04/30/20, to be repurchased on 5/1/20, repurchase price $6,301,094 (collateralized by US government obligations 0.625% 7/15/21; market value $6,427,130)	6,301,090	6,301,090
JP Morgan Securities 0.02%, dated 04/30/20, to be repurchased on 5/1/20, repurchase price $6,301,094 (collateralized by US government obligations 1.75% 12/31/24; market value $6,427,139)	6,301,090	6,301,090

		21,892,483

	Principal amount°	Value (US $)
Security Lending Collateral** (continued)
Short-Term Floating Rate Notes – 0.11%
Intel 1.76% (LIBOR03M + 0.08%) 5/11/20 ●	240,000	$240,054
John Deere Capital 1.25% (LIBOR03M + 0.42%) 7/10/20 ●	800,000	799,664
Toronto-Dominion Bank (New York) 1.58% (LIBOR03M + 0.19%) 10/7/20 ●	300,000	300,051
US Bank (Cincinnati) 1.03% (LIBOR03M + 0.14%) 10/23/20 ●	700,000	697,696
Wells Fargo Bank 1.16% (LIBOR01M + 0.18%) 5/1/20 ●	1,900,000	1,900,059

		3,937,524

Total Securities Lending Collateral (cost $27,051,682)		27,048,007

Total Value of Securities – 100.55% (cost $3,421,816,760)		$3,477,853,892∎

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2020, the aggregate value of Rule 144A securities was $818,072,601, which represents 23.65% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

∎	Includes $26,251,700 of securities loaned.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date.

Y	No contractual maturity date.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

†	Non-income producing security.

Schedule of investments

Delaware Diversified Income Fund

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after April 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

f	Step coupon bond. Stated rate in effect at April 30, 2020 through maturity date.

¥	Fully or partially pledged as collateral for futures contracts.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contract, futures contracts, and swap contract were outstanding at April 30, 2020:1

Foreign Currency Exchange Contract

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
JPMCB	EUR	(364,000)	USD	418,600	6/19/20	$ 19,489

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
3,436	US Treasury 5 yr Notes	$431,164,313	$416,623,102	6/30/20	$14,541,211	$—	$241,620
(1,874)	US Treasury 10 yr Notes	(260,603,125)	(254,531,126)	6/19/20	—	(6,071,999)	(175,688)

Total Futures Contracts			$162,091,976		$14,541,211	$(6,071,999)	$65,932

Swap Contract

CDS Contract2

Counterparty/				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized
Payment Frequency	Amount[3]	Receipts	Value	(Received)	Appreciation[4]

Over-The-Counter/ Protection Purchases/ Moody’s Ratings:
JPMCB-Mexico 3.60% 12/31/21 WR 6/20/25- Quarterly	9,960,000	1.00%	$744,621	$732,239	$12,382

The use of foreign currency exchange contracts, futures contracts, and swap contract involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(41,405).

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

CDS – Credit Default Swap

CLO – Collateralized Loan Obligation

DB – Deutsche Bank

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

Schedule of investments

Delaware Diversified Income Fund

Summary of abbreviations (continued):

ICE – Intercontinental Exchange

JPM – JPMorgan

JPMCB – JPMorgan Chase Bank, National Association

LB – Lehman Brothers

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MASTR – Mortgage Asset Securitization Transactions, Inc.

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBD – To be determined

USBMMY3M – US Treasury 3 Months Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statement of assets and liabilities

Delaware Diversified Income Fund	April 30, 2020 (Unaudited)

Assets:
Investments, at value[1,2]	$3,450,805,885
Short-term investments held as collateral for loaned securities, at value[3]	27,048,007
Foreign currencies, at value[4]	99,212
Cash	5,909,702
Cash collateral due from brokers	1,938,191
Dividends and interest receivable	19,786,958
Receivable for securities sold	10,157,670
Receivable for fund shares sold	8,752,334
Upfront payments paid on credit default swap contracts	732,239
Variation margin due from HSBC on futures contracts	65,932
Unrealized appreciation on foreign currency exchange contracts	19,489
Unrealized appreciation on credit default swap contracts	12,382
Securities lending income receivable	10,240

Total assets	$3,525,338,241

Liabilities:
Payable for securities purchased	30,452,184
Obligation to return securities lending collateral	27,070,083
Payable for fund shares redeemed	4,144,431
Distribution payable	2,502,156
Other accrued expenses	1,267,955
Investment management fees payable to affiliates	808,701
Distribution fees payable to affiliates	326,471
Dividend disbursing and transfer agent fees and expenses payable to affiliates	27,949
Audit and tax fees payable	27,505
Trustees’ fees and expenses payable to affiliates	13,711
Accounting and administration expenses payable to affiliates	10,237
Legal fees payable to affiliates	6,903
Reports and statements to shareholders expenses payable to affiliates	3,009
Swap payments payable	2,382
Other liabilities	5,936

Total Liabilities	66,669,613

Total Net Assets	$3,458,668,628

Net Assets Consist of:
Paid-in capital	$3,491,557,176
Total distributable earnings (loss)	(32,888,548)

Total Net Assets	$3,458,668,628

Net Asset Value
Class A:
Net assets	$715,661,502
Shares of beneficial interest outstanding, unlimited authorization, no par	80,621,661
Net asset value per share	$8.88
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.30
Class C:
Net assets	$203,960,744
Shares of beneficial interest outstanding, unlimited authorization, no par	22,983,377
Net asset value per share	$8.87
Class R:
Net assets	$29,366,511
Shares of beneficial interest outstanding, unlimited authorization, no par	3,310,125
Net asset value per share	$8.87
Institutional Class:
Net assets	$2,479,615,282
Shares of beneficial interest outstanding, unlimited authorization, no par	279,153,490
Net asset value per share	$8.88
Class R6:
Net assets	$30,064,589
Shares of beneficial interest outstanding, unlimited authorization, no par	3,384,699
Net asset value per share	$8.88
[1] Investments, at cost	$3,394,765,078
[2] Including securities on loan	26,251,700
[3] Short-term investments held as collateral for loaned securities, at cost	27,051,682
[4] Foreign currencies, at cost	118,060

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2020 (Unaudited)

Investment Income:
Interest	$58,761,728
Dividends	682,571
Securities lending income	142,561

59,586,860

Expenses:
Management fees	8,304,336
Distribution expenses – Class A	907,210
Distribution expenses – Class C	1,137,921
Distribution expenses – Class R	81,234
Dividend disbursing and transfer agent fees and expenses	1,785,197
Accounting and administration expenses	312,031
Reports and statements to shareholders expenses	126,023
Trustees’ fees and expenses	101,084
Registration fees	100,075
Custodian fees	49,367
Legal fees	43,812
Audit and tax fees	31,547
Other	93,215

13,073,052
Less expenses waived	(2,980,084)
Less expenses paid indirectly	(25,117)

Total operating expenses	10,067,851

Net Investment Income	49,519,009

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$30,535,457
Foreign currencies	(61,698)
Foreign currency exchange contracts	9,162
Futures contracts	(6,124,593)
Options purchased	(92,831)
Swap contracts	2,108,845

Net realized gain	26,374,342

Net change in unrealized appreciation (depreciation) of:
Investments	(28,356,184)
Foreign currencies	(12,071)
Foreign currency exchange contracts	25,543
Futures contracts	15,019,765
Swap contracts	(720,189)

Net change in unrealized appreciation (depreciation)	(14,043,136)

Net Realized and Unrealized Gain	12,331,206

Net Increase in Net Assets Resulting from Operations	$61,850,215

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$49,519,009	$123,844,457
Net realized gain	26,374,342	128,312,246
Net change in unrealized appreciation (depreciation)	(14,043,136)	173,864,463

Net increase in net assets resulting from operations	61,850,215	426,021,166

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,015,524)	(22,544,242)
Class C	(2,591,993)	(8,073,410)
Class R	(450,868)	(1,197,989)
Institutional Class	(42,283,845)	(92,317,482)
Class R6	(436,841)	(718,779)

Return of capital:
Class A	—	(2,021,690)
Class C	—	(674,723)
Class R	—	(97,155)
Institutional Class	—	(7,043,737)
Class R6	—	(63,430)

	(56,779,071)	(134,752,637)

Capital Share Transactions:
Proceeds from shares sold:
Class A	80,359,974	194,863,391
Class C	9,304,849	24,525,491
Class R	4,292,580	6,656,272
Institutional Class	414,814,894	968,865,207
Class R6	9,509,182	9,817,748

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,243,647	23,256,589
Class C	2,379,094	8,181,972
Class R	439,251	1,268,443
Institutional Class	40,226,334	89,527,168
Class R6	379,028	682,694

	571,948,833	1,327,644,975

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(127,854,959)	$(256,450,812)
Class C	(58,434,850)	(189,192,561)
Class R	(11,443,450)	(21,034,017)
Institutional Class	(597,865,980)	(1,532,091,068)
Class R6	(3,466,584)	(6,357,789)

	(799,065,823)	(2,005,126,247)

Decrease in net assets derived from capital share transactions	(227,116,990)	(677,481,272)

Net Decrease in Net Assets	(222,045,846)	(386,212,743)

Net Assets:
Beginning of period	3,680,714,474	4,066,927,217

End of period	$3,458,668,628	$3,680,714,474

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $811,257 were made by the Fund’s Class A shares, which calculated to an amount of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18		10/31/17	10/31/16	10/31/15
$8.85	$8.19	$8.74		$8.81	$8.74	$9.09

0.12	0.27	0.29		0.28	0.22	0.26
0.04	0.68	(0.53)		(0.03)	0.12	(0.27)

0.16	0.95	(0.24)		0.25	0.34	(0.01)

(0.13)	(0.27)	(0.25)		(0.32)	(0.26)	(0.29)
—	—	—		—	—	(0.03)
—	(0.02)	(0.06)		— [3]	(0.01)	(0.02)

(0.13)	(0.29)	(0.31)		(0.32)	(0.27)	(0.34)

$8.88	$8.85	$8.19		$8.74	$8.81	$8.74

1.87% [5]	11.82% [5,6]	(2.77%	)[5]	2.89%	3.96%	(0.11% )

$715,661	$751,229	$734,630		$893,311	$1,259,472	$1,658,922
0.69%	0.70%	0.77%		0.89%	0.89%	0.91%
0.86%	0.88%	0.87%		0.89%	0.89%	0.91%
2.63%	3.16%	3.37%		3.24%	2.54%	2.95%
2.46%	2.98%	3.27%		3.24%	2.54%	2.95%
68%	167%	122%		125%	240%	218%

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $563,918 were made by the Fund’s Class C shares, which calculated to an amount of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18		10/31/17	10/31/16	10/31/15
$8.85	$8.19	$8.74		$8.81	$8.74	$9.09

0.08	0.20	0.22		0.22	0.16	0.20
0.04	0.69	(0.52)		(0.04)	0.11	(0.28)

0.12	0.89	(0.30)		0.18	0.27	(0.08)

(0.10)	(0.21)	(0.19)		(0.25)	(0.19)	(0.22)
—	—	—		—	—	(0.03)
—	(0.02)	(0.06)		— [3]	(0.01)	(0.02)

(0.10)	(0.23)	(0.25)		(0.25)	(0.20)	(0.27)

$8.87	$8.85	$8.19		$8.74	$8.81	$8.74

1.38% [5]	10.99% [5,6]	(3.49%	)[5]	2.13%	3.19%	(0.85% )

$203,961	$250,652	$382,168		$620,954	$879,706	$1,007,163
1.44%	1.45%	1.52%		1.64%	1.64%	1.66%
1.61%	1.63%	1.62%		1.64%	1.64%	1.66%
1.88%	2.41%	2.62%		2.49%	1.79%	2.20%
1.71%	2.23%	2.52%		2.49%	1.79%	2.20%
68%	167%	122%		125%	240%	218%

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $55,969 were made by the Fund’s Class R shares, which calculated to an amount of $0.00 per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18		10/31/17	10/31/16	10/31/15
$8.85	$8.19	$8.73		$8.81	$8.73	$9.09

0.10	0.25	0.27		0.26	0.20	0.24
0.04	0.68	(0.52)		(0.04)	0.13	(0.28)

0.14	0.93	(0.25)		0.22	0.33	(0.04)

(0.12)	(0.25)	(0.23)		(0.30)	(0.24)	(0.27)
—	—	—		—	—	(0.03)
—	(0.02)	(0.06)		— [3]	(0.01)	(0.02)

(0.12)	(0.27)	(0.29)		(0.30)	(0.25)	(0.32)

$8.87	$8.85	$8.19		$8.73	$8.81	$8.73

1.63% [5]	11.54% [5,6]	(2.90%	)[5]	2.52%	3.82%	(0.47% )

$29,367	$36,082	$46,060		$61,630	$77,484	$101,732
0.94%	0.95%	1.02%		1.14%	1.14%	1.16%
1.11%	1.13%	1.12%		1.14%	1.14%	1.16%
2.38%	2.91%	3.12%		2.99%	2.29%	2.70%
2.21%	2.73%	3.02%		2.99%	2.29%	2.70%
68%	167%	122%		125%	240%	218%

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $2,560,569 were made by the Fund’s Institutional Class, which calculated to an amount of $0.00 per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18		10/31/17	10/31/16	10/31/15
$8.86	$8.20	$8.74		$8.82	$8.74	$9.10

0.13	0.29	0.31		0.30	0.24	0.29
0.03	0.68	(0.52)		(0.04)	0.13	(0.29)

0.16	0.97	(0.21)		0.26	0.37	—

(0.14)	(0.29)	(0.27)		(0.34)	(0.28)	(0.31)
—	—	—		—	—	(0.03)
—	(0.02)	(0.06)		— [3]	(0.01)	(0.02)

(0.14)	(0.31)	(0.33)		(0.34)	(0.29)	(0.36)

$8.88	$8.86	$8.20		$8.74	$8.82	$8.74

1.88% [5]	12.09% [5,6]	(2.41%	)[5]	3.03%	4.34%	0.03%

$2,479,615	$2,619,167	$2,886,234		$2,819,555	$2,672,906	$2,620,069
0.44%	0.45%	0.52%		0.64%	0.64%	0.66%
0.61%	0.63%	0.62%		0.64%	0.64%	0.66%
2.88%	3.41%	3.62%		3.49%	2.79%	3.20%
2.71%	3.23%	3.52%		3.49%	2.79%	3.20%
68%	167%	122%		125%	240%	218%

Financial highlights

Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	For the year ended Oct. 31, 2017, return of capital distributions of $11,747 were made by the Fund’s Class R6 shares, which calculated to an amount of $0.00 per share.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”

[8]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[9]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/20[1]	Year ended				5/2/16[2] to
(Unaudited)	10/31/19	10/31/18		10/31/17	10/31/16
$8.86	$8.20	$8.74		$8.81	$8.75

0.13	0.30	0.31		0.31	0.12
0.04	0.68	(0.51)		(0.04)	0.08

0.17	0.98	(0.20)		0.27	0.20

(0.15)	(0.30)	(0.28)		(0.34)	(0.13)
—	(0.02)	(0.06)		— [4]	(0.01)

(0.15)	(0.32)	(0.34)		(0.34)	(0.14)

$8.88	$8.86	$8.20		$8.74	$8.81

1.93% [6]	12.18% [6,7]	(2.33%	)[6]	3.14%	2.50%

$30,065	$23,584	$17,835		$12,935	$2
0.36%	0.36%	0.44%		0.55%	0.55%
0.53%	0.54%	0.54%		0.55%	0.55%
2.96%	3.50%	3.70%		3.57%	2.75%
2.80%	3.32%	3.60%		3.57%	2.75%
68%	167%	122%		125%	240% [9]

Notes to financial statements

Delaware Diversified Income Fund	April 30, 2020 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2020 and for all open tax years (years ended Oct. 31, 2017–Oct. 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. During the six months ended April 30, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, deliver or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $24,059 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $1,058 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next 1.5 billion, and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.36% of the Fund’s Class R6 shares average daily net assets from Nov. 1, 2019 through April 30, 2020.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2020, the Fund was charged $62,751 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2020, the Fund was charged $162,052 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Class R6 shares and Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2020, the Fund was charged $57,952 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2020, DDLP earned $17,493 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2020, DDLP received gross CDSC commissions of $185 and $4,872 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 1, 2019 through Feb. 28, 2021.

3. Investments

For the six months ended April 30, 2020, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$802,147,147
Purchases of US government securities	1,591,358,199
Sales other than US government securities	710,056,104
Sales of US government securities	1,848,819,320

At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$3,439,398,834

Aggregate unrealized appreciation of investments and derivatives	$143,979,332
Aggregate unrealized depreciation of investments and derivatives	(96,290,952)

Net unrealized appreciation of investments and derivatives	$47,688,380

At Oct. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$—	$108,459,141	$108,459,141

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- and Mortgage-Backed Securities[1]	$—	$1,257,108,907	$—	$1,257,108,907
Corporate Debt	—	1,528,550,194	—	1,528,550,194
Municipal Bonds	—	4,857,796	—	4,857,796
Foreign Debt	—	69,485,384	—	69,485,384
Loan Agreements	—	126,760,524	—	126,760,524
US Treasury Obligation	—	388,715,584	—	388,715,584
Common Stock	—	—	—	—
Preferred Stock	—	3,528,551	—	3,528,551
Short-Term Investments	71,798,945	—	—	71,798,945
Securities Lending Collateral	—	27,048,007	—	27,048,007

Total Value of Securities	$71,798,945	$3,406,054,947	$—	$3,477,853,892

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	—	19,489	—	19,489
Futures Contracts	14,541,211	—	—	14,541,211
Swap Contracts	—	12,382	—	12,382
Liabilities:
Futures Contracts	(6,071,999)	—	—	(6,071,999)

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

During the six months ended April 30, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Shares sold:
Class A	9,122,717	22,787,394
Class C	1,051,956	2,892,843
Class R	486,738	788,782
Institutional Class	46,895,064	113,601,162
Class R6	1,077,913	1,155,819

Shares issued upon reinvestment of dividends and distributions:
Class A	1,168,000	2,729,184
Class C	271,237	966,505
Class R	50,116	149,345
Institutional Class	4,584,606	10,512,575
Class R6	43,230	79,913

	64,751,577	155,663,522

Shares redeemed:
Class A	(14,530,984)	(30,320,193)
Class C	(6,661,811)	(22,191,878)
Class R	(1,304,900)	(2,485,160)
Institutional Class	(67,992,268)	(180,487,124)
Class R6	(398,938)	(748,754)

	(90,888,901)	(236,233,109)

Net decrease	(26,137,324)	(80,569,587)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the six months ended April 30, 2020 and the year ended Oct. 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A Shares	Class C Shares	Class Shares	Class A Shares	Class Shares	Class R6 Shares	Value
Six months ended 4/30/20	142,614	254,965	9,365	242,596	155,206	9,365	$3,583,783
Year ended 10/31/19	1,699,752	260,053	14,637	246,786	1,728,833	—	16,367,285

Notes to financial statements

Delaware Diversified Income Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of April 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2020, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities the Fund already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2020, the Fund posted $1,938,191 cash collateral as margin for open futures contracts.

During the six months ended April 30, 2020, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended April 30, 2020.

During the six months ended April 30, 2020, the Fund entered into option contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. There were no interest rate swap contracts outstanding at April 30, 2020.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2020, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments,” at April 30, 2020, the notional value of the protection purchases was $9,960,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2020, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At April 30, 2020, net unrealized appreciation of the protection purchases was $12,382.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2020, the Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At April 30, 2020, for bilateral derivative contracts, the Fund posted $820,000 in cash collateral for certain open derivatives, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2020 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total

Unrealized appreciation on foreign currency exchange contracts	$19,489	$—	$—	$19,489
Variation margin due from broker on futures contracts*	—	14,541,211	—	14,541,211
Unrealized appreciation on credit default swap contracts	—	—	12,382	12,382

Total	$19,489	$14,541,211	$12,382	$14,573,082

			Liability Derivatives Fair Value
Statement of Assets and Liabilities Location				Interest Rate Contracts

Variation margin due to broker on futures contracts*				$6,071,999

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2020. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2020 was as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$9,162	$—	$—	$—	$9,162
Interest rate contracts	—	(6,124,593)	—	—	(6,124,593)
Equity contracts	—	—	(92,831)	—	(92,831)
Credit contracts	—	—	—	2,108,845	2,108,845

Total	$9,162	$(6,124,593)	$(92,831)	$2,108,845	$(4,099,417)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$25,543	$—	$—	$25,543
Interest rate contracts	—	15,019,765	—	15,019,765
Credit contracts	—	—	(720,189)	(720,189)

Total	$25,543	$15,019,765	$(720,189)	$14,325,119

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2020:

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average notional value)	USD	53,613	USD	1,404,475
Futures contracts (average notional value)		473,741,579		90,099,819
Options contracts (average value)		2,109		—
CDS contracts (average notional value)*		3,589,677		5,324,274

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or

Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position

JPMorgan Chase Bank, National Association	$31,871	$—	$31,871

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)

JPMorgan Chase Bank, National Association	31,871	—	(31,871)	—	—	—

Security Lending

Securities lending transactions are entered into by the Fund under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 8).

As of April 30, 2020, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)

The Bank of New York Mellon	$26,251,700	$(26,251,700)	$—	$(26,251,700)	$—

(a)The value of the related collateral exceeded the value of the net position, purchase agreements and securities lending transactions as of April 30, 2020.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

Notes to financial statements

Delaware Diversified Income Fund

8. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 and 90 days	Over 90 days	Total
Certificate of Deposit, Repurchase Agreements, and Short-Term Floating Rate Notes	$27,048,007	$ —	$ —	$ —	$27,048,007

At April 30, 2020, the value of securities on loan was $26,251,700, for which the Fund received cash collateral of $27,070,083. At April 30, 2020, the value of invested collateral was $27,048,007. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions,

including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section (4)(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy.

However, based upon a US Court of Appeals ruling the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that, the Fund was an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based on available information related to the litigation and the Fund’s potential exposure, the Fund previously recorded a contingent liability of $15,959,167 and an asset of $4,787,750 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

During the year, the plaintiff and the term loan lenders, which included the Fund, reached an agreement in principle that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liability reversed.

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

13. Subsequent Events

On Nov. 4, 2019, the Fund, along with certain other funds in the Delaware Funds, entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit

Notes to financial statements

Delaware Diversified Income Fund

13. Subsequent Events (continued)

available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware U.S. Growth Fund

April 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware U.S. Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2019 to April 30, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

Delaware U.S. Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratio	Expenses Paid During Period 11/1/19 to 4/30/20*
Actual Fund return†
Class A	$1,000.00	$1,046.30	1.09%	$5.55
Class C	1,000.00	1,041.90	1.84%	9.34
Class R	1,000.00	1,044.70	1.34%	6.81
Institutional Class	1,000.00	1,047.50	0.84%	4.28
Class R6	1,000.00	1,048.60	0.62%	3.16
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.44	1.09%	$5.47
Class C	1,000.00	1,015.71	1.84%	9.22
Class R	1,000.00	1,018.20	1.34%	6.72
Institutional Class	1,000.00	1,020.69	0.84%	4.22
Class R6	1,000.00	1,021.78	0.62%	3.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10

equity holdings

Delaware U.S. Growth Fund	As of April 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	98.92%
Communication Services	13.87%
Consumer Discretionary	10.62%
Financials	8.92%
Healthcare	14.73%
Industrials	5.42%
Materials	4.17%
Technology	41.19%
Short-Term Investments	1.25%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Technology sector consisted of Commercial Services, Diversified Financial Services, Software, and Telecommunications. As of April 30, 2020 such amounts, as a percentage of total net assets, were 4.11%, 9.93%, 25.91%, and 1.24%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	11.69%
Amazon.com	6.46%
Visa Class A	5.40%
IQVIA Holdings	5.26%
Charter Communications Class A	4.75%
Mastercard Class A	4.53%
Alphabet Class A	4.43%
ServiceNow	4.21%
Ball	4.17%
PayPal Holdings	4.11%

3

Schedule of investments
Delaware U.S. Growth Fund	April 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.92%²
Communication Services – 13.87%
Alphabet Class A †	71,463	$96,239,222
Charter Communications Class A †	208,351	103,181,666
Netflix †	170,900	71,752,365
Take-Two Interactive Software †	248,320	30,059,136

		301,232,389

Consumer Discretionary – 10.62%
Amazon.com †	56,701	140,278,274
Domino’s Pizza	89,543	32,408,298
NIKE Class B	666,084	58,069,203

		230,755,775

Financials – 8.92%
Charles Schwab	1,086,991	41,001,301
CME Group	498,366	88,813,805
KKR & Co. Class A	2,531,021	63,807,039

		193,622,145

Healthcare – 14.73%
Illumina †	218,042	69,561,939
Intuitive Surgical †	91,914	46,957,024
IQVIA Holdings †	801,827	114,332,512
UnitedHealth Group	304,875	89,166,791

		320,018,266

Industrials – 5.42%
Uber Technologies †	2,037,236	61,667,134
Waste Management	560,233	56,034,505

		117,701,639

Materials – 4.17%
Ball	1,382,104	90,652,201

		90,652,201

Technology – 41.19%
Adobe †	134,303	47,494,913
Arista Networks †	122,832	26,937,058
Autodesk †	371,492	69,517,298
Coupa Software †	286,105	50,380,229
Mastercard Class A	357,885	98,407,638
Microsoft	1,416,869	253,917,094
PayPal Holdings †	725,445	89,229,735
ServiceNow †	259,855	91,349,427
Twilio Class A †	445,761	50,058,960
Visa Class A	655,969	117,234,780

		894,527,132

Total Common Stock (cost $1,628,795,068)		2,148,509,547

4

	Number of shares	Value (US $)
Short-Term Investments – 1.25%
Money Market Mutual Funds – 1.25%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.21%)	5,429,564	$5,429,564
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	5,429,565	5,429,565
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	5,429,564	5,429,564
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.13%)	5,429,564	5,429,564
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.14%)	5,429,564	5,429,564

Total Short-Term Investments (cost $27,147,821)		27,147,821

Total Value of Securities – 100.17% (cost $1,655,942,889)		$2,175,657,368

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware U.S. Growth Fund	April 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$2,175,657,368
Receivable for securities sold	3,619,908
Receivable for fund shares sold	2,165,963
Foreign tax reclaims receivable	319,313
Dividends and interest receivable	135,961

Total assets	2,181,898,513

Liabilities:
Payable for securities purchased	4,719,930
Payable for fund shares redeemed	2,687,315
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	1,383,606
Investment management fees payable to affiliates	853,992
Other accrued expenses	285,398
Distribution fees payable to affiliates	46,968
Audit and tax fees payable	18,260
Dividend disbursing and transfer agent fees and expenses payable to affiliates	16,783
Trustees’ fees and expenses payable to affiliates	7,990
Accounting and administration expenses payable to affiliates	6,278
Legal fees payable to affiliates	3,777
Reports and statements to shareholders expenses payable to affiliates	1,890

Total liabilities	10,032,187

Total Net Assets	$2,171,866,326

Net Assets Consist of:
Paid-in capital	$1,571,570,807
Total distributable earnings (loss)	600,295,519

Total Net Assets	$2,171,866,326

6

Net Asset Value
Class A:
Net assets	$111,390,844
Shares of beneficial interest outstanding, unlimited authorization, no par	5,380,828
Net asset value per share	$20.70
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$21.96

Class C:
Net assets	$30,441,285
Shares of beneficial interest outstanding, unlimited authorization, no par	1,858,106
Net asset value per share	$16.38

Class R:
Net assets	$5,901,775
Shares of beneficial interest outstanding, unlimited authorization, no par	305,176
Net asset value per share	$19.34

Institutional Class:
Net assets	$2,020,431,088
Shares of beneficial interest outstanding, unlimited authorization, no par	86,061,577
Net asset value per share	$23.48

Class R6:
Net assets	$3,701,334
Shares of beneficial interest outstanding, unlimited authorization, no par	156,576
Net asset value per share	$23.64

[1] Investments, at cost	$1,655,942,889

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware U.S. Growth Fund	Six months ended April 30, 2020 (Unaudited)

Investment Income:
Dividends	$10,465,280

10,465,280

Expenses:
Management fees	6,721,792
Distribution expenses — Class A	139,658
Distribution expenses — Class C	161,238
Distribution expenses — Class R	20,542
Dividend disbursing and transfer agent fees and expenses	3,020,981
Accounting and administration expenses	206,506
Reports and statements to shareholders expenses	172,676
Legal fees	66,327
Trustees’ fees and expenses	64,089
Registration fees	62,575
Custodian fees	34,914
Audit and tax fees	18,369
Other	35,120

10,724,787
Less expenses waived	(702,513)
Less expenses paid indirectly	(4,439)

Total operating expenses	10,017,835

Net Investment Income	447,445

Net Realized and Unrealized Gain:
Net realized gain on investments	95,659,985
Net change in unrealized appreciation (depreciation) of investments	33,758,675

Net Realized and Unrealized Gain	129,418,660

Net Increase in Net Assets Resulting from Operations	$129,866,105

See accompanying notes, which are an integral part of the financial statements.

8

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Statements of changes in net assets

Delaware U.S. Growth Fund

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$447,445	$(1,425,856)
Net realized gain	95,659,985	253,425,227
Net change in unrealized appreciation (depreciation)	33,758,675	64,481,697

Net increase in net assets resulting from operations	129,866,105	316,481,068

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,780,403)	(22,103,445)
Class C	(4,508,811)	(9,202,271)
Class R	(1,081,857)	(2,359,022)
Institutional Class	(220,903,754)	(378,745,021)
Class R6	(352,300)	(396,421)

	(239,627,125)	(412,806,180)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,020,144	18,693,850
Class C	1,467,337	3,989,204
Class R	1,032,345	1,249,403
Institutional Class	313,445,449	360,626,895
Class R6	937,088	995,744

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,521,618	21,757,061
Class C	4,470,467	9,094,712
Class R	1,081,853	2,359,015
Institutional Class	219,841,424	375,520,072
Class R6	351,822	396,421

	564,169,547	794,682,377

10

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,042,838)	$(38,220,973)
Class C	(7,873,367)	(18,725,232)
Class R	(4,794,886)	(6,129,926)
Institutional Class	(645,552,421)	(923,991,101)
Class R6	(787,960)	(372,631)

	(679,051,472)	(987,439,863)

Decrease in net assets derived from capital share transactions	(114,881,925)	(192,757,486)

Net Decrease in Net Assets	(224,642,945)	(289,082,598)

Net Assets:
Beginning of period	$2,396,509,271	$2,685,591,869

End of period	$2,171,866,326	$2,396,509,271

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
$22.15	$24.41	$26.37	$22.99	$26.84	$25.66

(0.02)	(0.06)	(0.08)	(0.07)	(0.01)	0.07
1.02	2.25	1.29	5.10	(0.81)	1.87

1.00	2.19	1.21	5.03	(0.82)	1.94

—	—	—	—	(0.08)	(0.06)
(2.45)	(4.45)	(3.17)	(1.65)	(2.95)	(0.70)

(2.45)	(4.45)	(3.17)	(1.65)	(3.03)	(0.76)

$20.70	$22.15	$24.41	$26.37	$22.99	$26.84

4.63%[4]	14.04%[4]	4.89%	23.66%	(3.48%)	7.63%

$111,391	$116,986	$122,621	$148,867	$200,191	$412,893
1.09%	1.11%	1.12%	1.06%	1.05%	1.05%
1.15%	1.15%	1.12%	1.06%	1.05%	1.05%
(0.18%)	(0.28%)	(0.31%)	(0.31%)	(0.06%)	0.26%
(0.24%)	(0.32%)	(0.31%)	(0.31%)	(0.06%)	0.26%
34%	35%	39%	43%	22%	40%

13

Financial highlights

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
4/30/20[1]		Year ended
(Unaudited)		10/31/19		10/31/18	10/31/17	10/31/16	10/31/15
$18.09		$20.97		$23.25	$20.60	$24.46	$23.56

(0.08)		(0.18)		(0.23)	(0.22)	(0.17)	(0.12)
0.82		1.75		1.12	4.52	(0.74)	1.72

0.74		1.57		0.89	4.30	(0.91)	1.60

(2.45)		(4.45)		(3.17)	(1.65)	(2.95)	(0.70)

(2.45)		(4.45)		(3.17)	(1.65)	(2.95)	(0.70)

$16.38		$18.09		$20.97	$23.25	$20.60	$24.46

4.19%	[4]	13.22%	[4]	4.08%	22.80%	(4.24% )	6.86%

$30,441		$35,599		$45,629	$64,233	$80,537	$106,775
1.84%		1.86%		1.87%	1.81%	1.80%	1.80%
1.90%		1.90%		1.87%	1.81%	1.80%	1.80%
(0.93%	)	(1.03%	)	(1.06% )	(1.06% )	(0.81% )	(0.49% )
(0.99%	)	(1.07%	)	(1.06% )	(1.06% )	(0.81% )	(0.49% )
34%		35%		39%	43%	22%	40%

15

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	The amount is less than $0.005 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
4/30/20[1]		Year ended
(Unaudited)		10/31/19		10/31/18	10/31/17	10/31/16	10/31/15
$20.88		$23.34		$25.41	$22.26	$26.08	$24.96

(0.04)		(0.11)		(0.13)	(0.13)	(0.07)	— [3]
0.95		2.10		1.23	4.93	(0.79)	1.82

0.91		1.99		1.10	4.80	(0.86)	1.82

—		—		—	—	(0.01)	—
(2.45)		(4.45)		(3.17)	(1.65)	(2.95)	(0.70)

(2.45)		(4.45)		(3.17)	(1.65)	(2.96)	(0.70)

$19.34		$20.88		$23.34	$25.41	$22.26	$26.08

4.47%	[5]	13.78%	[5]	4.62%	23.39%	(3.72% )	7.36%

$5,902		$9,382		$12,904	$17,200	$21,358	$27,920
1.34%		1.36%		1.37%	1.31%	1.30%	1.30%
1.40%		1.40%		1.37%	1.31%	1.30%	1.30%
(0.43%	)	(0.53%	)	(0.56% )	(0.56% )	(0.31% )	0.01%
(0.49%	)	(0.57%	)	(0.56% )	(0.56% )	(0.31% )	0.01%
34%		35%		39%	43%	22%	40%

17

Financial highlights

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/20[1]	Year ended
(Unaudited)	10/31/19		10/31/18	10/31/17	10/31/16	10/31/15
$24.78	$26.66		$28.46	$24.66	$28.57	$27.26

0.01	(0.01)		(0.01)	(0.02)	0.05	0.14
1.14	2.58		1.39	5.51	(0.87)	1.99

1.15	2.57		1.38	5.49	(0.82)	2.13

—	—		(0.01)	(0.04)	(0.14)	(0.12)
(2.45)	(4.45)		(3.17)	(1.65)	(2.95)	(0.70)

(2.45)	(4.45)		(3.18)	(1.69)	(3.09)	(0.82)

$23.48	$24.78		$26.66	$28.46	$24.66	$28.57

4.75% [4]	14.33%	[4]	5.15%	24.00%	(3.24% )	7.90%

$2,020,431	$2,231,134		$2,502,062	$2,780,191	$2,536,591	$3,253,926
0.84%	0.86%		0.87%	0.81%	0.80%	0.80%
0.90%	0.90%		0.87%	0.81%	0.80%	0.80%
0.07%	(0.03%	)	(0.06% )	(0.06% )	0.19%	0.51%
0.01%	(0.07%	)	(0.06% )	(0.06% )	0.19%	0.51%
34%	35%		39%	43%	22%	40%

19

Financial highlights

Delaware U.S. Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended				5/2/16[2]
4/30/20[1]	Year ended			to
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16
$24.91	$26.72	$28.50	$24.68	$23.75

0.01	0.05	0.05	0.02	0.04
1.17	2.59	1.38	5.52	0.89

1.18	2.64	1.43	5.54	0.93

—	—	(0.04)	(0.07)	—
(2.45)	(4.45)	(3.17)	(1.650)	—

(2.45)	(4.45)	(3.21)	(1.72)	—

$23.64	$24.91	$26.72	$28.50	$24.68

4.86% [5]	14.60% [5]	5.36%	24.19%	3.92%

$3,701	$3,408	$2,376	$2,053	$2
0.84%	0.63%	0.65%	0.67%	0.66%
0.90%	0.67%	0.65%	0.67%	0.66%
0.07%	0.20%	0.16%	0.08%	0.34%
0.01%	0.16%	0.16%	0.08%	0.34%
34%	35%	39%	43%	22% [7]

21

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2020 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreement are generally valued at par, which approximates fair value each business day. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income

22

tax returns through the six months ended April 30, 2020 and for all open tax years (years ended Oct. 31, 2017-Oct. 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $3,926 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing

23

Notes to financial statements

Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $513 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective May 30, 2019, DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/ reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.84% of the Fund’s average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.62% of the Fund’s average daily net assets of Class R6 shares through April 30, 2020.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This

24

amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2020, the Fund was charged $41,047 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2020, the Fund was charged $103,893 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2020, the Fund was charged $31,815 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2020, DDLP earned $7,457 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2020, DDLP received gross CDSC commissions of $4 and $467 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

25

Notes to financial statements

Delaware U.S. Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2019 through Feb. 28, 2021.

3. Investments

For the six months ended April 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$762,612,854
Sales	1,131,364,149

At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$1,655,942,889

Aggregate unrealized appreciation of investments	$536,136,820
Aggregate unrealized depreciation of investments	(16,422,341)

Net unrealized appreciation of investments	$519,714,479

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in

26

markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2020:

Level 1
Securities
Assets:
Common Stock	$2,148,509,547
Short-Term Investments	27,147,821

Total Value of Securities	$2,175,657,368

During the six months ended April 30, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2020, there were no Level 3 investments.

27

Notes to financial statements

Delaware U.S. Growth Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Shares sold:
Class A	459,109	884,948
Class C	95,876	232,613
Class R	52,142	60,517
Institutional Class	13,920,915	15,145,860
Class R6	38,001	44,151

Shares issued upon reinvestment of dividends and distributions:
Class A	610,811	1,256,184
Class C	274,767	639,122
Class R	56,434	144,194
Institutional Class	9,463,686	19,426,801
Class R6	15,054	20,434

	24,986,795	37,854,824

Shares redeemed:
Class A	(969,564)	(1,883,363)
Class C	(480,722)	(1,079,175)
Class R	(252,791)	(308,187)
Institutional Class	(27,366,442)	(38,385,729)
Class R6	(33,313)	(16,662)

	(29,102,832)	(41,673,116)

Net decrease	(4,116,037)	(3,818,292)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2020 and the year ended Oct. 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended 4/30/20	5,022	6,199	1,379	3,704	5,651	1,371	255,029
Year ended 10/31/19	4,282	12,234	—	9,383	4,437	—	297,638

28

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of April 30, 2020 or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day, to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

29

Notes to financial statements

Delaware U.S. Growth Fund

6. Securities Lending (continued)

deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2020, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale

30

pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2020, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

On Nov. 4, 2019, the Fund, along with certain other funds in the Delaware Funds, entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6. 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in the Fund’s financial statements.

31

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

32

Semiannual report

Alternative / specialty mutual fund

Delaware Global Real Estate Opportunities Fund

April 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2019 to April 30, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

Delaware Global Real Estate Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratio	Expenses Paid During Period 11/1/19 to 4/30/20*
Actual Fund return†
Class A	$1,000.00	$755.90	1.40%	$6.11
Class C	1,000.00	752.90	2.15%	9.37
Class R	1,000.00	754.50	1.65%	7.20
Institutional Class	1,000.00	756.80	1.15%	5.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.40%	$7.02
Class C	1,000.00	1,014.17	2.15%	10.77
Class R	1,000.00	1,016.66	1.65%	8.27
Institutional Class	1,000.00	1,019.14	1.15%	5.77
*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / country and sector allocations

Delaware Global Real Estate Opportunities Fund	As of April 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	94.51%
Australia	3.13%
Belgium	0.32%
Canada	2.33%
Finland	1.22%
France	1.26%
Germany	5.56%
Hong Kong	6.08%
Japan	8.70%
Singapore	2.99%
Spain	1.08%
Sweden	1.24%
United Kingdom	5.55%
United States	55.05%
Exchange-Traded Fund	1.02%
Short-Term Investments	3.71%
Total Value of Securities	99.24%
Receivables and Other Assets Net of Liabilities	0.76%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Healthcare	2.24%
Information Technology	1.38%
Real Estate Operating Companies/Developer	5.85%
REIT Diversified	7.52%
REIT Healthcare	9.40%
REIT Hotel	1.63%
REIT Industrial	16.46%
REIT Information Technology	8.76%
REIT Mall	0.61%
REIT Manufactured Housing	4.46%
REIT Multifamily	23.68%
REIT Office	3.08%
REIT Retail	1.72%
REIT Self-Storage	2.73%
REIT Shopping Center	1.15%
REIT Single Tenant	1.37%
REIT Specialty	2.47%
Total	94.51%

3

Schedule of investments

Delaware Global Real Estate Opportunities Fund	April 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 94.51%Δ
Australia – 3.13%
Charter Hall Group	92,913	$463,183
Goodman Group	106,924	916,253
GPT Group-In Specie =†	1,377,200	0

		1,379,436

Belgium – 0.32%
Xior Student Housing	3,037	140,779

		140,779

Canada – 2.33%
Granite Real Estate Investment Trust	9,015	411,907
Killam Apartment Real Estate Investment Trust	51,202	615,403

		1,027,310

Finland – 1.22%
Kojamo	29,947	538,206

		538,206

France – 1.26%
Gecina	4,276	558,085

		558,085

Germany – 5.56%
Deutsche Wohnen	18,046	731,701
LEG Immobilien	4,033	463,347
Vonovia	25,480	1,257,898

		2,452,946

Hong Kong – 6.08%
Hysan Development	61,000	203,506
Link REIT	85,300	760,385
New World Development	389,000	459,582
Sun Hung Kai Properties	92,000	1,257,992

		2,681,465

Japan – 8.70%
Daiwa Office Investment	73	406,103
Daiwa Securities Living Investments	930	784,280
GLP J-REIT	691	893,088
Mitsubishi Estate	33,600	551,833
Mitsui Fudosan	41,400	770,789
Nippon Accommodations Fund	72	432,074

		3,838,167

Singapore – 2.99%
Keppel DC REIT	340,500	567,440
Mapletree Logistics Trust	590,000	753,111

		1,320,551

4

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain – 1.08%
Inmobiliaria Colonial Socimi	49,413	$476,513

		476,513

Sweden – 1.24%
Fastighets AB Balder Class B †	13,842	547,681

		547,681

United Kingdom – 5.55%
Assura	831,683	799,246
Big Yellow Group	30,831	416,275
Grainger	212,351	714,643
Segro	49,427	516,453

		2,446,617

United States – 55.05%
Alexandria Real Estate Equities	11,396	1,790,198
American Tower	3,860	918,680
Americold Realty Trust	20,485	626,636
Apartment Investment and Management Class A	2,319	87,357
AvalonBay Communities	4,913	800,573
Brookdale Senior Living †	274,098	989,494
Camden Property Trust	8,109	714,160
Cousins Properties	8,690	262,177
Equinix	1,412	953,382
Equity LifeStyle Properties	14,191	855,859
Equity Residential	14,070	915,394
Essex Property Trust	4,099	1,000,566
Extra Space Storage	3,973	350,577
Four Corners Property Trust	13,104	293,399
Gaming and Leisure Properties	6,166	174,128
Healthcare Trust of America Class A	14,492	356,938
Healthpeak Properties	23,401	611,702
Hudson Pacific Properties	8,597	211,314
Invitation Homes	46,143	1,091,282
Kilroy Realty	7,679	478,094
Kimco Realty	21,746	237,249
Lexington Realty Trust	39,479	412,556
Life Storage	5,012	439,001
Prologis	34,919	3,115,822
QTS Realty Trust Class A	8,861	554,078
Realty Income	5,710	313,593
Retail Opportunity Investments	27,679	268,625
Rexford Industrial Realty	19,181	781,050
Sabra Health Care REIT	22,229	284,976

5

Schedule of investments

Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
SBA Communications	2,999	$869,470
Simon Property Group	4,010	267,748
Sun Communities	8,269	1,111,354
Switch Class A	35,464	608,917
UDR	18,493	692,933
VICI Properties	31,371	546,483
Welltower	5,923	303,435

		24,289,200

Total Common Stock (cost $44,207,920)		41,696,956

Exchange-Traded Fund – 1.02%
iShares US Real Estate ETF	5,899	448,619

Total Exchange-Traded Fund (cost $446,139)		448,619

Short-Term Investments – 3.71%
Money Market Mutual Funds – 3.71%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.21%)	327,375	327,375
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	327,374	327,374
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	327,374	327,374
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.13%)	327,375	327,375
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.14%)	327,375	327,375

Total Short-Term Investments (cost $1,636,873)		1,636,873

Total Value of Securities – 99.24% (cost $46,290,932)		$43,782,448

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”

†	Non-income producing security.

6

The following foreign currency exchange contracts were outstanding at April 30, 2020:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	121,233	USD	(79,061)	5/4/20	$—	$(60)
BNYM	AUD	(7,724)	USD	5,028	5/4/20	—	(5)
BNYM	EUR	55,436	USD	(60,206)	5/4/20	548	—
BNYM	JPY	12,490,908	USD	(117,200)	5/1/20	—	(805)

Total Foreign Currency Exchange Contracts						$548	$(870)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AUD – Australian Dollar

BNYM – The Bank of New York Mellon

ETF – Exchange Traded Fund

EUR – European Monetary Unit

GS – Goldman Sachs

JPY – Japanese Yen

REIT – Real Estate Investment Trust

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware Global Real Estate Opportunities Fund	April 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$43,782,448
Foreign currencies, at value[2]	6,462
Receivable for securities sold	674,622
Receivable for fund shares sold	103,485
Dividends and interest receivable	45,373
Foreign tax reclaims receivable	42,457
Unrealized appreciation of foreign currency exchange contracts	548

Total assets	44,655,395

Liabilities:
Due to custodian	53
Payable for securities purchased	374,844
Payable for fund shares redeemed	41,894
Other accrued expenses	30,134
Reports and statements to shareholders expenses payable to non-affiliates	22,165
Audit and tax fees payable	20,670
Accounting and administration expenses payable to non-affiliates	17,713
Custody fees payable	14,447
Investment management fees payable to affiliates	11,138
Distribution fees payable to affiliates	1,209
Unrealized depreciation of foreign currency exchange contracts	870
Accounting and administration expenses payable to affiliates	447
Dividend disbursing and transfer agent fees and expenses payable to affiliates	336
Trustees’ fees and expenses payable	125
Legal fees payable to affiliates	59
Reports and statements to shareholders expenses payable to affiliates	38

Total liabilities	536,142

Total Net Assets	$44,119,253

Net Assets Consist of:
Paid-in capital	$53,425,334
Total distributable earnings (loss)	(9,306,081)

Total Net Assets	$44,119,253

8

Net Asset Value
Class A:
Net assets	$2,382,025
Shares of beneficial interest outstanding, unlimited authorization, no par	389,804
Net asset value per share	$6.11
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 — sales charge)	$6.48

Class C:
Net assets	$884,078
Shares of beneficial interest outstanding, unlimited authorization, no par	144,605
Net asset value per share	$6.11

Class R:
Net assets	$15,818
Shares of beneficial interest outstanding, unlimited authorization, no par	2,588
Net asset value per share	$6.11

Institutional Class:
Net assets	$40,837,332
Shares of beneficial interest outstanding, unlimited authorization, no par	6,696,519
Net asset value per share	$6.10

[1] Investments, at cost	$46,290,932
[2] Foreign currencies, at cost	7,331

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Global Real Estate Opportunities Fund	Six months ended April 30, 2020 (Unaudited)

Investment Income:
Dividends	$629,244
Interest	61
Foreign tax withheld	(16,987)

612,318

Expenses:
Management fees	211,451
Distribution expenses – Class A	4,077
Distribution expenses – Class C	5,901
Distribution expenses – Class R	57
Registration fees	38,696
Dividend disbursing and transfer agent fees and expenses	24,301
Accounting and administration expenses	22,896
Reports and statements to shareholders expenses	22,881
Audit and tax fees	22,282
Custodian fees	13,838
Legal fees	1,266
Trustees’ fees and expenses	1,091
Other	9,414

378,151
Less expense waived	(122,392)
Less expenses paid indirectly	(168)

Total operating expenses	255,591

Net Investment Income	356,727

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,327,865)
Foreign currencies	(44,308)
Foreign currency exchange contracts	37,830

Net realized loss	(5,334,343)

Net change in unrealized appreciation (depreciation) of:
Investments	(4,875,651)
Foreign currencies	(135)
Foreign currency exchange contracts	(620)

Net change in unrealized appreciation (depreciation)	(4,876,406)

Net Realized and Unrealized Loss	(10,210,749)

Net Decrease in Net Assets Resulting from Operations	$(9,854,022)

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware Global Real Estate Opportunities Fund

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$356,727	$458,431
Net realized gain (loss)	(5,334,343)	3,181,235
Net change in unrealized appreciation (depreciation)	(4,876,406)	2,279,318

Net increase (decrease) in net assets resulting from operations	(9,854,022)	5,918,984

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(151,254)	(76,487)
Class C	(47,970)	(19,778)
Class R	(972)	(1,017)
Institutional Class	(1,767,324)	(716,801)

	(1,967,520)	(814,083)

Capital Share Transactions:
Proceeds from shares sold:
Class A	473,033	427,964
Class C	60,171	117,570
Class R	2,881	14,331
Institutional Class	35,283,693	8,009,058

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	147,828	74,706
Class C	46,642	19,267
Class R	971	1,017
Institutional Class	1,694,387	664,632

	37,709,606	9,328,545

12

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(828,764)	$(1,164,205)
Class C	(366,817)	(514,068)
Class R	(6,420)	(70,962)
Institutional Class	(10,824,831)	(24,618,991)

	(12,026,832)	(26,368,226)

Increase (Decrease) in net assets derived from capital share transactions	25,682,774	(17,039,681)

Net Increase (Decrease) in Net Assets	13,861,232	(11,934,780)

Net Assets:
Beginning of period	$30,258,021	$42,192,801

End of period	$44,119,253	$30,258,021

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Global Real Estate Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15

$8.44	$7.29	$7.44	$7.31	$7.22	$7.20

0.05	0.09	0.12	0.09	0.07	0.08
(2.04)	1.22	(0.09)	0.24	0.09	0.07

(1.99)	1.31	0.03	0.33	0.16	0.15

(0.17)	(0.16)	(0.18)	(0.20)	(0.07)	(0.13)
(0.16)	—	—	—	—	—

(0.33)	(0.16)	(0.18)	(0.20)	(0.07)	(0.13)

$6.11	$8.44	$7.29	$7.44	$7.31	$7.22

(24.41% )	18.18%	0.33%	4.69%	2.20%	2.16%

$2,382	$3,626	$3,759	$6,654	$28,247	$8,481
1.40%	1.40%	1.40%	1.40%	1.40%	1.41%
1.97%	2.05%	1.80%	1.71%	1.72%	1.73%
1.47%	1.14%	1.62%	1.28%	0.98%	1.07%
0.90%	0.49%	1.22%	0.97%	0.66%	0.75%
107%	133%	187%	217%	193%	116%

15

Financial highlights

Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
$8.43	$7.29	$7.43	$7.28	$7.21	$7.19

0.03	0.03	0.07	0.04	0.02	0.02
(2.05)	1.21	(0.09)	0.25	0.07	0.08

(2.02)	1.24	(0.02)	0.29	0.09	0.10

(0.14)	(0.10)	(0.12)	(0.14)	(0.02)	(0.08)
(0.16)	—	—	—	—	—

(0.30)	(0.10)	(0.12)	(0.14)	(0.02)	(0.08)

$6.11	$8.43	$7.29	$7.43	$7.28	$7.21

(24.71% )	17.14%	(0.34% )	4.05%	1.24%	1.41%

$884	$1,514	$1,664	$2,469	$2,838	$2,850
2.15%	2.15%	2.15%	2.15%	2.15%	2.16%
2.73%	2.80%	2.55%	2.46%	2.47%	2.48%
0.72%	0.39%	0.87%	0.53%	0.23%	0.32%
0.14%	(0.26% )	0.47%	0.22%	(0.09% )	0.00%
107%	133%	187%	217%	193%	116%

17

Financial highlights

Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
$8.44	$7.29	$7.43	$7.30	$7.22	$7.19

0.05	0.07	0.10	0.08	0.05	0.06
(2.06)	1.22	(0.08)	0.23	0.08	0.09

(2.01)	1.29	0.02	0.31	0.13	0.15

(0.16)	(0.14)	(0.16)	(0.18)	(0.05)	(0.12)
(0.16)	—	—	—	—	—

(0.32)	(0.14)	(0.16)	(0.18)	(0.05)	(0.12)

$6.11	$8.44	$7.29	$7.43	$7.30	$7.22

(24.55% )	17.84%	0.17%	4.42%	1.84%	2.03%

$16	$25	$74	$138	$201	$286
1.65%	1.65%	1.65%	1.65%	1.65%	1.66%
2.22%	2.30%	2.05%	1.96%	1.97%	1.98%
1.22%	0.89%	1.37%	1.03%	0.73%	0.82%
0.65%	0.24%	0.97%	0.72%	0.41%	0.50%
107%	133%	187%	217%	193%	116%

19

Financial highlights

Delaware Global Real Estate Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
$8.43	$7.28	$7.44	$7.30	$7.22	$7.19

0.06	0.11	0.14	0.11	0.09	0.10
(2.05)	1.22	(0.10)	0.25	0.08	0.08

(1.99)	1.33	0.04	0.36	0.17	0.18

(0.18)	(0.18)	(0.20)	(0.22)	(0.09)	(0.15)
(0.16)	—	—	—	—	—

(0.34)	(0.18)	(0.20)	(0.22)	(0.09)	(0.15)

$6.10	$8.43	$7.28	$7.44	$7.30	$7.22

(24.32% )	18.50%	0.48%	5.11%	2.32%	2.55%

$40,837	$25,093	$36,696	$50,251	$35,419	$26,182
1.15%	1.15%	1.15%	1.15%	1.15%	1.16%
1.72%	1.80%	1.55%	1.46%	1.47%	1.48%
1.72%	1.39%	1.87%	1.53%	1.23%	1.32%
1.15%	0.74%	1.47%	1.22%	0.91%	1.00%
107%	133%	187%	217%	193%	116%

21

Notes to financial statements

Delaware Global Real Estate Opportunities Fund	April 30, 2020 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Fund is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

22

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2020 and for all open tax years (years ended Oct. 31, 2017–Oct. 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2020, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded

23

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $128 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $40 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 1.15% of the Fund’s average daily net assets from Nov. 1, 2019 through April 30, 2020.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid

24

directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2020, the Fund was charged $2,713 for these services.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2020, the Fund was charged $1,922 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2020, the Fund was charged $564 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

25

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended April 30, 2020, DDLP earned $67 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2020, DDLP received gross CDSC commissions of $5 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2019 through March 1, 2021.

3. Investments

For the six months ended April 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$66,586,761
Sales	43,267,695

At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$46,290,932

Aggregate unrealized appreciation of investments and derivatives	$778,351
Aggregate unrealized depreciation of investments and derivatives	(3,286,835)

Net unrealized depreciation of investments and derivatives	$(2,508,484)

26

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Securities

Assets:

Common Stock
Australia	$1,379,436	$—	$—	$1,379,436
Belgium	140,779	—	—	140,779
Canada	1,027,310	—	—	1,027,310
Finland	538,206	—	—	538,206
France	558,085	—	—	558,085
Germany	2,452,946	—	—	2,452,946
Hong Kong	2,681,465	—	—	2,681,465
Japan	3,838,167	—	—	3,838,167
Singapore	1,320,551	—	—	1,320,551
Spain	476,513	—	—	476,513
Sweden	547,681	—	—	547,681
United Kingdom	2,446,617	—	—	2,446,617
United States	24,289,200	—	—	24,289,200
Exchange-Traded Fund	448,619	—	—	448,619
Short-Term Investments	1,636,873	—	—	1,636,873

Total Value of Securities	$43,782,448	$—	$—	$43,782,448

Derivatives:*

Assets:

Foreign Currency Exchange Contracts	$—	$548	$—	$548
Liabilities:

Foreign Currency Exchange Contracts	$—	$(870)	$—	$(870)

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended April 30, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor

28

designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	4/30/20	10/31/19
Shares sold:
Class A	59,624	55,794
Class C	7,359	15,073
Class R	371	1,855
Institutional Class	5,082,588	1,027,448

Shares issued upon reinvestment of dividends and distributions:
Class A	19,457	9,577
Class C	5,983	2,488
Class R	127	131
Institutional Class	223,998	85,552

	5,399,507	1,197,918

Shares redeemed:
Class A	(118,900)	(151,235)
Class C	(48,210)	(66,514)
Class R	(879)	(9,141)
Institutional Class	(1,587,202)	(3,173,849)

	(1,755,191)	(3,400,739)

Net increase (decrease)	3,644,316	(2,202,821)

29

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table below and on the “Statements of changes in net assets.” For the year ended Oct. 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Shares	Value

Year ended 10/31/19	7,400	—	—	7,403	$54,702

During the six months ended April 30, 2020, the fund did not have any exchange transactions.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of April 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

30

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2020, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended April 30, 2020, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2020:

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	207,184	USD	129,247

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

31

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
The Bank of New York Mellon	$548	$(870)	$(322)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
The Bank of New York Mellon	$(322)	$—	$—	$—	$—	$(322)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

32

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2020, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund is a nondiversified fund that concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated

33

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

9. Credit and Market Risk (continued)

under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2020, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

On June 10, 2020, the Board of Trustees approved a proposal to liquidate and dissolve Delaware Global Real Estate Opportunities Fund (“Fund”) and to appoint a new portfolio manager. The liquidation and dissolution are expected to take effect on or about August 13, 2020. The Fund closed to new investors on June 19, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five (5) days before the liquidation date. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds® by Macquarie fund. If a shareholder does not opt to exchange his or her shares prior to the liquidation, the shareholder will be paid a liquidating distribution by the Fund.

On Nov. 4, 2019, the Fund, along with certain other funds in the Delaware Funds, entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower

34

consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in the Fund’s financial statements.

35

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

37

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 6, 2020